UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:                         October 31

Date of reporting period:                      October 31, 2005

ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

Real Estate Fund

10.31.2005 Annual Report

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

Trustees & officers
page 30

For more information
page 37

To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund’s Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company’s executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds’ open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

For one example, we have recently added five “Lifestyle Portfolio” funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds’ commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2005. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks
long-term growth
of capital, with
income as a sec-
ondary goal, by
normally investing
at least 80% of its
assets in securities
of U.S. and foreign
real estate compa-
nies of any size. The
Fund generally
focuses on real
estate investment
trusts (REITs).

Over the last twelve months

  Real estate investment trusts (REITs) generated strong performance and outpaced the broad stock market.
  Retail and apartment REITs were sources of strength for the Fund, benefiting from strong demand leading to higher rents.
  A lack of meaningful exposure to non-REIT real estate securities and a slight overweighting in industrial stocks detracted from results.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
5.1%	Simon Property Group, Inc.
4.4%	Equity Residential Properties Trust
4.3%	General Growth Properties, Inc.
4.2%	Equity Office Properties Trust
4.1%	Vornado Realty Trust
3.9%	ProLogis Co.
3.3%	Archstone-Smith Trust
3.2%	Kimco Realty Corp.
3.1%	Avalonbay Communities, Inc.
2.9%	Public Storage, Inc.

As a percentage of net assets on October 31, 2005.

1

BY JAMES K. SCHMIDT, CFA, LISA A. WELCH AND THOMAS M. FINUCANE, PORTFOLIO MANAGERS

MANAGERS’ REPORT

JOHN HANCOCK

Real Estate Fund

Real estate investment trusts (REITs) performed very well during the 12 months ending October 31, 2005, continuing a five-year trend, and once again outpacing the broad stock market. The MSCI US REIT Index gained 17.64% during the same time frame, compared with the 8.72% increase of the Standard & Poor’s 500 Index.

It was a moderately favorable but volatile environment for stocks. Continuing trends evident in the first half of the reporting period, mid-cap stocks were the market’s best performers, followed by small- and large-cap stocks, respectively. Once again, value stocks continued to outperform their growth counterparts across all three market capitalization ranges.

Equities began the period in the midst of a sharp rally, benefiting from falling oil prices and optimism about the outcome of the U.S. presidential election. The market began to decline early in the new year, however, as oil prices resumed their upward climb. Investors also became more concerned that the Federal Reserve would accelerate its program of short-term interest rate hikes to combat inflation.

By the summer, with inflation pressures apparently easing and second-quarter corporate earnings stronger than expected, stock valuations rose through the end of August, when Hurricanes Katrina and Rita hit the U.S. Gulf Coast region. The storms destroyed substantial oil refining operations, pushed energy prices to new heights and led to new worries about inflation. September, in fact, saw the biggest one-month gain in the consumer price index in 25 years. Against this backdrop, stocks finished the period struggling to make up losses incurred during September and October.

“Real estate investment trusts
  (REITs) performed very well
  during the 12 months ending
  October 31, 2005...”

Continued REIT strength

The REIT market turned in yet another impressive year. Conditions, however, were volatile, and REIT valuations continued to be more

2

correlated than usual to interest rates, especially the performance of the 10-year Treasury note.

Influenced by many of the same trends as the broad stock market, REITs enjoyed a particularly strong run in the fourth quarter of 2004. The market pulled back during the first quarter of 2005, though, as investors became concerned about lofty valuations and the potential for higher inflation leading to faster interest rate increases. Inflation worries eased in the spring, boosting REIT performance and helping spur four straight months of positive results. Following Hurricanes Katrina and Rita, however, investors’ concerns turned to expected declines in retail spending and consumer confidence. These worries, coupled with fears of higher inflation and interest rates, weighed on REIT valuations.

Fund performance

For the 12 months ending October 31, 2005, John Hancock Real Estate Fund’s Class A, Class B and Class C shares posted total returns of 15.99%, 15.22% and 15.22%, respectively, at net asset value. This performance lagged the 17.29% return of the average real estate fund, according to Lipper Inc.1 Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

The Fund’s lack of meaningful exposure to non-REIT, real-estate securities such as homebuilders or real estate developers was the single biggest reason for its underperformance relative to our Lipper peer group. We do not tend to favor these types of stocks because of their volatility and lack of dividend income. However, many of the funds in our Lipper peer group maintained a moderate weighting in this category, which outperformed REITs during the past 12 months.

“The apartment sector was another source of strong performance.”

Industrial challenges

The Fund also was slightly overweighted in industrial REITs, which detracted from results. We had expected an improving economy and rising interest rates to lead to increased international trade and, in turn, more demand for warehouse space. While

3

Industry
distribution[2]

Real estate
investment
trusts -- 93%

Hotels, resorts &
cruise lines -- 4%

Real estate
management &
development -- 1%

Specialized
finance -- 1%

occupancy rates for industrial facilities did increase, companies saw slower-than-expected growth in rental rates. Sluggish rental income weighed on the stock price of CenterPoint Properties Corp., a Chicago-based operator of warehouse and industrial properties and recent underperformer for the Fund. Portfolio holding Duke Realty Corp. also lagged as a number of its Midwestern industrial facilities were hampered by the weak manufacturing environment.

Retail and apartment gains

By contrast, retail mall REITs did well during the period. For most of the past 12 months, consumer spending and retail sales were robust, contributing to favorable balance sheets for retailers. Mall operators continued to benefit from high occupancy rates and the limited supply of prime retail space, boosting rents. Two of the portfolio’s strongest-performing holdings, General Growth Properties, Inc. and Simon Property Group, Inc., were helped greatly by these trends and saw their valuations rise on strong earnings.

The apartment sector was another source of strong performance. As home ownership has become more expensive and less affordable for many people, apartment management companies have benefited -- particularly in such high-cost areas as Southern California, New York City and Washington, D.C., where the imbalance between supply and demand has pushed rents higher. Widespread conversion of apartments into more-profitable condominiums has accelerated this trend. Avalonbay Communities, Inc., and, to a lesser extent, Equity Residential Properties Trust are two apartment REITs that added to the Fund’s results during the period.

4

Outlook

We are looking for higher interest rates and the potential for slower economic growth in 2006. Against this expected backdrop, we expect to position the portfolio somewhat defensively. In other words, we plan to focus even more on relatively large, diversified REITs that we believe can continue to earn their dividends, regardless of the macro-economic environment in which they operate. This approach is designed to protect our shareholders from excessive downside risk if market conditions became less favorable for REIT investing -- not an unrealistic possibility, given the extremely strong environment we have seen for the past five years.

“...we plan to focus even more on relatively large, diversified REITs that we believe can continue to earn their dividends...”

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.
[1] Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.
2 As a percentage of net assets on October 31, 2005.

5

A LOOK AT PERFORMANCE

For the period ended October 31, 2005

	Class A	Class B	Class C
Inception date	9-30-98	3-1-00	3-1-00

Average annual returns with maximum sales charge (POP)
One year	10.17%	10.22%	14.22%

Five years	16.88	17.05	17.26

Since inception	14.50	18.44	18.52

Cumulative total returns with maximum sales charge (POP)
One year	10.17	10.22	14.22

Five years	118.12	119.69	121.69

Since inception	160.95	161.01	162.01

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000
investment in Class A shares for the period indicated. For
comparison, we’ve shown the same investment in two
separate indexes.

	Class B	Class C1
Period beginning	3-1-00	3-1-00

Without sales charge	$26,201	$26,201

With maximum sales charge	26,101	26,201

Index 1	9,563	9,563

Index 2	29,130	29,130

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of October 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes

Standard & Poor’s 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

MSCI US REIT Index -- Index 2 -- is an unmanaged index consisting of the most actively traded real estate investment trusts.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

  Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
  Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,083.30	$8.44
Class B	1,079.70	12.08
Class C	1,079.70	12.08

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,017.10	$8.17
Class B	1,013.59	11.70
Class C	1,013.59	11.70

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.61%, 2.31% and 2.31% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on October 31, 2005

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.49%		$69,876,342
(Cost $47,950,382)
Hotels, Resorts & Cruise Lines 3.51%		2,463,372

Hilton Hotels Corp.	20,000	389,000

Marriott International, Inc. (Class A)	5,000	298,100

Starwood Hotels & Resorts Worldwide, Inc. (L)	30,400	1,776,272
Real Estate Investment Trusts 93.32%		65,544,095

Alexandria Real Estate Equities, Inc.	12,000	970,200

AMB Property Corp.	26,000	1,148,680

Apartment Investment & Management Co. (Class A)	29,000	1,113,600

Archstone-Smith Trust	56,502	2,292,286

Arden Realty, Inc.	16,000	722,240

Avalonbay Communities, Inc.	25,000	2,156,250

Boston Properties, Inc.	29,000	2,007,380

Brandywine Realty Trust	18,600	509,640

BRE Properties, Inc. (Class A)	13,000	573,430

Capital Automotive REIT	10,000	386,200

CarrAmerica Realty Corp.	17,000	559,810

CBL & Associates Properties, Inc.	35,400	1,322,190

CenterPoint Properties Corp.	12,500	569,500

Corporate Office Properties Trust	5,000	173,800

Cousins Properties, Inc.	12,900	381,066

Crescent Real Estate Equities Co.	29,600	590,520

Developers Diversified Realty Corp.	32,400	1,415,232

Duke Realty Corp. (L)	38,000	1,295,800

Equity Office Properties Trust (L)	96,078	2,959,203

Equity Residential Properties Trust (L)	79,500	3,120,375

Essex Property Trust, Inc.	10,600	952,728

First Industrial Realty Trust, Inc.	10,700	434,741

General Growth Properties, Inc.	71,130	3,021,602

Getty Realty Corp.	16,000	436,000

Glenborough Realty Trust, Inc.	15,200	290,776

See notes to financial statements.

10

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Real Estate Investment Trusts (continued)

Health Care Property Investors, Inc.	39,200	$997,640

Health Care REIT, Inc.	14,500	510,980

Healthcare Realty Trust, Inc.	12,000	454,080

Highland Hospitality Corp.	25,000	262,750

Highwoods Properties, Inc.	15,800	445,718

Home Properties, Inc.	12,000	466,200

Hospitality Properties Trust	24,000	952,800

Host Marriott Corp. (L)	108,900	1,828,431

HRPT Properties Trust	21,500	234,565

iStar Financial, Inc.	9,900	365,013

Kimco Realty Corp.	76,000	2,251,120

Liberty Property Trust	27,000	1,125,630

Macerich Co. (The)	23,000	1,478,210

Mack-Cali Realty Corp.	21,500	916,975

Mills Corp. (The)	18,800	1,005,800

New Plan Excel Realty Trust	35,500	816,145

Pan Pacific Retail Properties, Inc.	14,000	889,000

Pennsylvania Real Estate Investment Trust	9,791	376,954

Post Properties, Inc.	14,000	571,200

Prentiss Properties Trust	13,300	524,818

ProLogis Co. (L)	64,500	2,773,500

PS Business Parkes, Inc.	9,000	418,860

Public Storage, Inc.	31,300	2,072,060

Realty Income Corp.	25,000	556,750

Reckson Associates Realty Corp.	31,300	1,098,630

Regency Centers Corp.	20,500	1,141,235

Shurgard Storage Centers, Inc.	11,400	643,302

Simon Property Group, Inc. (L)	50,470	3,614,661

SL Green Realty Corp.	15,800	1,074,874

Sovran Self Storage, Inc.	6,000	279,180

Trizec Properties, Inc.	42,700	950,075

United Dominion Realty Trust, Inc.	43,000	951,590

Ventas, Inc.	6,000	183,780

Vornado Realty Trust	35,300	2,859,300

Weingarten Realty Investors	29,500	1,049,020
Real Estate Management & Development 1.41%		988,875

Brookfield Properties Corp. (Canada) (L)	33,750	988,875
Specialized Finance 1.25%		880,000

CapitalSource, Inc.	40,000	880,000

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 20.64%			$14,502,106
(Cost $14,502,106)
Joint Repurchase Agreement 0.38%			268,000

Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 10-31-05
due 11-01-05 (secured by U.S. Treasury Inflation
Indexed Note 0.875% due 04-15-10 and 1.875%
due 07-15-13)	3.940%	$268	268,000

		Shares
Cash Equivalents 20.26%			14,234,106

AIM Cash Investment Trust (T)		14,234,106	14,234,106

Total investments 120.13%			$84,378,448

Other assets and liabilities, net (20.13%)			($14,141,001)

Total net assets 100.00%			$70,237,447

(L)	All or a portion of this security is on loan as of October 31, 2005.

(T)	Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

12

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

October 31, 2005

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $62,452,488) including
$13,955,006 of securities loaned	$84,378,448
Cash	754
Receivable for investments sold	393,019
Receivable for shares sold	36,166
Dividends and interest receivable	62,185
Other assets	3,907
Total assets	84,874,479

Liabilities
Payable for shares repurchased	230,759
Payable upon return of securities loaned	14,234,106
Payable to affiliates
Management fees	95,225
Distribution and service fees	6,255
Other	22,460
Other payables and accrued expenses	48,227
Total liabilities	14,637,032

Net assets
Capital paid-in	47,137,433
Accumulated net realized gain on investments	1,131,552
Net unrealized appreciation of investments	21,925,960
Accumulated net investment income	42,502
Net assets	$70,237,447

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($34,099,388 ÷ 1,846,905 shares)	$18.46
Class B ($23,210,552 ÷ 1,258,939 shares)	$18.44
Class C ($12,927,507 ÷ 701,008 shares)	$18.44

Maximum offering price per share
Class A1 ($18.46 ÷ 95%)	$19.43

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

13

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the year ended October 31, 2005

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $2,842)	$3,497,446
Interest	40,002
Securities lending	8,590
Total investment income	3,546,038

Expenses
Investment management fees	569,123
Class A distribution and service fees	97,560
Class B distribution and service fees	246,737
Class C distribution and service fees	139,465
Transfer agent fees	222,206
Printing	40,455
Registration and filing fees	38,930
Custodian fees	24,836
Professional fees	19,358
Accounting and legal services fees	17,785
Miscellaneous	10,357
Federal excise tax	10,041
Trustees’ fees	4,271
Securities lending fees	410
Interest	120
Total expenses	1,441,654
Less expense reductions	(32,166)
Net expenses	1,409,488
Net investment income	2,136,550

Realized and unrealized gain
Net realized gain on investments	1,823,397
Change in net unrealized appreciation (depreciation)
of investments	5,987,467
Net realized and unrealized gain	7,810,864
Increase in net assets from operations	$9,947,414

See notes to financial statements.

14

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Year
	ended	ended
	10-31-04	10-31-05

Increase (decrease) in net assets
From operations
Net investment income	$1,630,493	$2,136,550
Net realized gain	1,758,376	1,823,397
Change in net unrealized
appreciation (depreciation)	9,351,488	5,987,467
Increase in net assets resulting
from operations	12,740,357	9,947,414
Distributions to shareholders
From net investment income
Class A	(478,122)	(761,013)
Class B	(368,002)	(395,718)
Class C	(198,807)	(224,071)
From net realized gain
Class A	(81,064)	(707,324)
Class B	(94,874)	(580,112)
Class C	(50,001)	(327,482)
	(1,270,870)	(2,995,720)
From Fund share transactions	4,199,367	(2,295,163)

Net assets
Beginning of period	49,912,062	65,580,916
End of period[1]	$65,580,916	$70,237,447

1 Includes accumulated net investment income of $11,647 and $42,502, respectively.

See notes to financial statements.

15

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$10.21	$10.71	$10.52	$13.49	$16.65
Net investment income[1]	0.45	0.40	0.51	0.49	0.60
Net realized and unrealized
gain on investments	0.86	0.03	2.87	3.06	2.02
Total from
investment operations	1.31	0.43	3.38	3.55	2.62
Less distributions
From net investment income	(0.37)	(0.36)	(0.41)	(0.33)	(0.41)
From net realized gain	(0.44)	(0.26)	--	(0.06)	(0.40)
	(0.81)	(0.62)	(0.41)	(0.39)	(0.81)
Net asset value,
end of period	$10.71	$10.52	$13.49	$16.65	$18.46
Total return[2,3] (%)	13.26	3.74	32.91	26.78	15.99

Ratios and supplemental data
Net assets, end of period
(in millions)	$3	$15	$18	$28	$34
Ratio of expenses
to average net assets (%)	1.65	1.65	1.65	1.65	1.60
Ratio of adjusted expenses
to average net assets[4] (%)	4.63	1.92	1.82	1.70	1.65
Ratio of net investment income
to average net assets (%)	4.28	3.52	4.46	3.30	3.38
Portfolio turnover (%)	274	327	195	98	13

See notes to financial statements.

16

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$10.21	$10.70	$10.51	$13.48	$16.63
Net investment income[1]	0.38	0.32	0.43	0.39	0.48
Net realized and unrealized
gain on investments	0.84	0.03	2.87	3.05	2.02
Total from
investment operations	1.22	0.35	3.30	3.44	2.50
Less distributions
From net investment income	(0.29)	(0.28)	(0.33)	(0.23)	(0.29)
From net realized gain	(0.44)	(0.26)	--	(0.06)	(0.40)
	(0.73)	(0.54)	(0.33)	(0.29)	(0.69)
Net asset value,
end of period	$10.70	$10.51	$13.48	$16.63	$18.44
Total return[2,3] (%)	12.37	3.03	32.04	25.87	15.22

Ratios and supplemental data
Net assets, end of period
(in millions)	$4	$18	$21	$24	$23
Ratio of expenses
to average net assets (%)	2.35	2.35	2.35	2.35	2.30
Ratio of adjusted expenses
to average net assets[4] (%)	5.33	2.62	2.52	2.40	2.35
Ratio of net investment income
to average net assets (%)	3.65	2.82	3.76	2.62	2.68
Portfolio turnover (%)	274	327	195	98	13

See notes to financial statements.

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F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$10.21	$10.70	$10.51	$13.48	$16.63
Net investment income[1]	0.39	0.32	0.42	0.38	0.48
Net realized and unrealized
gain on investments	0.83	0.03	2.88	3.06	2.02
Total from
investment operations	1.22	0.35	3.30	3.44	2.50
Less distributions
From net investment income	(0.29)	(0.28)	(0.33)	(0.23)	(0.29)
From net realized gain	(0.44)	(0.26)	--	(0.06)	(0.40)
	(0.73)	(0.54)	(0.33)	(0.29)	(0.69)
Net asset value,
end of period	$10.70	$10.51	$13.48	$16.63	$18.44
Total return[2,3] (%)	12.37	3.03	32.04	25.87	15.22

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	$9	$11	$14	$13
Ratio of expenses
to average net assets (%)	2.35	2.35	2.35	2.35	2.30
Ratio of adjusted expenses
to average net assets[4] (%)	5.33	2.62	2.52	2.40	2.35
Ratio of net investment income
to average net assets (%)	3.55	2.82	3.74	2.61	2.69
Portfolio turnover (%)	274	327	195	98	13

[1]	Based on the average of the shares outstanding.

[2]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[3]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[4]	Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.

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NOTES TO STATEMENTS

Note A Accounting policies

John Hancock Real Estate Fund (the “Fund”) is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

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Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively.

Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2005, the Fund loaned securities having a market value of $13,955,006 collateralized by cash in the amount of $14,234,106. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2004, the tax character of distributions paid was as follows: ordinary income $1,145,307 and long-term capital gain $125,563. During the year ended October 31, 2005, the tax character of distributions paid was as follows: ordinary income $2,719,669 and long-term capital gain $276,051. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

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As of October 31, 2005, the components of distributable earnings on a tax basis included $607,673 of undistributed ordinary income and $1,374,978 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser, at an annual rate of 0.80% of the Fund’s average daily net asset value, until June 30, 2005. Effective July 1, 2005, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% to $1,500,000,000 of the Fund’s average dally net asset value and (b) 0.75% of the Fund’s average daily net asset value in excess of $1,500,000,000.

The Adviser has agreed to limit the Fund’s expenses, excluding the distribution and service fees, to 1.35% of the Fund’s average daily net asset value, on an annual basis, at least until February 28, 2006. There was no expense reduction related to the total expense limitation for the year ended October 31, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2005, JH Funds received net up-front sales charges of $123,739 with regard to sales of Class A shares. Of this amount, $19,352 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $78,373 was paid as sales commissions to unrelated broker-dealers and $26,014 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of

21

redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2005, CDSCs received by JH Funds amounted to $55,646 for Class B shares and $1,739 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset values, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $32,166 for the year ended October 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $17,785. The Fund also paid the Adviser the amount of $201 for certain publishing services, included in the printing fees. The Fund also paid JHLICo the amount of $1,360 for certain compliance costs, included in the miscellaneous expenses.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as affili-ated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

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Note C Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-04		Year ended 10-31-05
	Shares	Amount	Shares	Amount

Class A shares
Sold	915,989	$13,879,151	834,287	$14,689,181
Distributions reinvested	34,993	512,247	76,223	$1,356,973
Repurchased	(579,607)	(8,430,307)	(744,024)	(13,052,803)
Net increase	371,375	$5,961,091	166,486	$2,993,351

Class B shares
Sold	572,280	$8,631,342	360,341	$6,339,336
Distributions reinvested	29,252	424,083	49,965	$887,657
Repurchased	(716,192)	(10,618,364)	(583,500)	(10,247,370)
Net decrease	(114,660)	($1,562,939)	(173,194)	($3,020,377)

Class C shares
Sold	154,688	$2,284,140	85,439	$1,491,887
Distributions reinvested	15,136	219,542	27,948	$496,500
Repurchased	(186,073)	(2,702,467)	(241,355)	(4,256,524)
Net decrease	(16,249)	($198,785)	(127,968)	($2,268,137)

Net increase (decrease)	240,466	$4,199,367	(134,676)	($2,295,163)

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2005, aggregated $8,803,325 and $10,515,692, respectively.

The cost of investments owned on October 31, 2005, including short-term investments, for federal income tax purposes, was $63,639,179. Gross unrealized appreciation and depreciation of investments aggregated $22,077,343 and $1,338,074,  respectively, resulting in net unrealized appreciation of $20,739,269. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and the differing treatment of certain distributions received from REITS.

Note E Reclassification of accounts

During the year ended October 31, 2005, the Fund reclassified amounts to reflect an increase in accumulated net realized gain on investments of $119,326, a decrease in accumulated net investment income of $724,893 and an increase in capital paid-in of $605,567. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in

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accounting for deferred compensation, federal excise tax and REIT adjustments. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

Note F Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 3,276,574 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

		W I T H H E L D
	F O R	A U T H O R I T Y

James F. Carlin	3,201,341	75,233
Richard P. Chapman, Jr.	3,200,909	75,665
William H. Cunningham	3,201,941	74,633
Ronald R. Dion	3,205,350	71,224
Charles L. Ladner	3,198,809	77,765
Dr. John A. Moore	3,199,710	76,864
Patti McGill Peterson	3,198,179	78,395
Steven R. Pruchansky	3,204,518	72,056
James A. Shepherdson*	3,205,444	71,130
* Mr. James A. Shepherdson resigned effective July 15, 2005.

Change in independent auditor (unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund’s Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended October 31, 2006.  During the two most recent fiscal years, Deloitte & Touche LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, finan-cial statements disclosure or audit scope, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

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AUDITORS’ REPORT

Report of Deloitte & Touche LLP, Independent Registered Public Accounting Firm

To the Board of Trustees of the John Hancock Series Trust and
Shareholders of John Hancock Real Estate Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Real Estate Fund (the “Fund”), as of October 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended October 31, 2004 and 2005 and the financial highlights for each of the years in the five-year period ended October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2005, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP Boston, Massachusetts December 9, 2005

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2005.

The Fund has designated distributions of $622,115 as a long-term capital gain.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2005, 12.13% of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

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Board Consideration of and Continuation of Investment Advisory Agreement John Hancock Real Estate Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Series Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Real Estate Fund (the “Fund”).

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark

27

indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was lower than the median and average performance of its Universe and the performance of its benchmark indexes, the Lipper Real Estate Funds Index and the Morgan Stanley REIT Index, for the time periods under review. However, the Board favorably considered the Fund’s consistently strong performance results. The Board intends to continue to monitor the Fund’s performance trends to assess whether remedial changes are warranted.

Investment advisory fee rates and expenses
The Board reviewed and considered the contractual investment advisory fee rates payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/limit arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/limits into account (the “Net Advisory Rate”). The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rate and the Net Advisory Rate were lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate and the Net Advisory Rate were reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was higher than the Peer Group’s and Universe’s median total operating expense ratio. The Board also noted that the most sig-nificant contributor to such difference was the Fund’s transfer agency expense, which the transfer agent has taken steps to reduce.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affili-ates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather

28

are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to the addition of breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

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TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	1998	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	1998	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	1998	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet

30

Independent Trustees (continued)
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	1998	143
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank - Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	1998	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	2005	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1998	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

31

Non-Independent Trustee[3]
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees
Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952		1998
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947		2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments -
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments - Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955		2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

32

Notes to Trustees and Officers pages

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

[2] Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

33

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
International Fund
Large Cap Equity Fund
Large Cap Growth Fund
Large Cap Select Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Growth Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Biotechnology Fund
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

34

ELECTRONIC DELIVERY

Now available from John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we’ll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

*	No more waiting for the mail to arrive; you’ll receive an
e-mail notification as soon as the document is ready for
online viewing.

*	Reduces the amount of paper mail you receive from
John Hancock Funds.

*	Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

35

OUR WEB SITE

A wealth of information -- www.jhfunds.com

View the latest information for your account.

Transfer money from one account to another.

Get current quotes for major market indexes.

Use our online calculators to help you with your
financial goals.

Get up-to-date commentary from John Hancock
Funds investment experts.

Access forms, applications and tax information.

36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Wilmer Cutler Pickering
601 Congress Street	One Wall Street	Hale and Dorr LLP
Boston, MA 02210-2805	New York, NY 10286	60 State Street
Boston, MA 02109-1803
Principal distributor	Transfer agent
John Hancock Funds, LLC	John Hancock Signature	Independent registered
601 Congress Street	Services, Inc.	public accounting firm
Boston, MA 02210-2805	1 John Hancock Way,	Deloitte & Touche LLP
	Suite 1000	200 Berkeley Street
	Boston, MA 02217-1000	Boston, MA 02116-5022

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

37

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Real Estate Fund.

0500A 10/05 12/05

JOHN HANCOCK

Multi Cap Growth Fund

10.31.2005 **Annual Report**

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Manager’s report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

Trustees & officers
page 31

For more information
page 37

To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund’s Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company’s executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds’ open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

For one example, we have recently added five “Lifestyle Portfolio” funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds’ commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by nor-
mally investing at
least 80% of its
assets in a diversi-
fied portfolio of
growth-oriented
stocks of U.S. and
foreign companies
of any size.

Over the last twelve months

▪ Stocks overcame some periodic volatility to post double-digit gains, led by mid- and small-cap shares.
▪ The Fund’s modest bias toward large-cap stocks and disappointing stock selection in the energy sector contributed to its underperformance of its benchmark index and peer group.
▪ Stock selection in the health care and financial sectors contributed positively to portfolio results.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
3.6%	Amgen, Inc.
3.1%	AES Corp. (The)
3.0%	Procter & Gamble Co. (The)
2.9%	Alcon, Inc.
2.6%	Cadence Design Systems, Inc.
2.6%	Ambassadors Group, Inc.
2.5%	E*TRADE Financial Corp.
2.5%	Microsoft Corp.
2.4%	Johnson & Johnson
2.4%	Hospira, Inc.
As a percentage of net assets on October 31, 2005.

1

BY ANURAG PANDIT, CFA, PORTFOLIO MANAGER

MANAGER’S REPORT

JOHN HANCOCK Multi Cap Growth Fund

Despite some interim volatility, the U.S. stock market posted solid gains for the 12 months ended October 31, 2005. The broad Standard & Poor’s 500 Index returned 8.72% . Most of the stock market’s rally occurred during the final two months of 2004. Promising economic conditions, a decline in oil prices and a decisive presidential election boosted investor confidence and provided a lift to the stock market.

“Despite some interim volatility, the U.S. stock market posted solid gains for the 12 months ended October 31, 2005.”

However, market sentiment reversed abruptly in early 2005 as investors grew concerned about the economy in general -- and consumer spending in particular -- in the wake of a renewed surge in oil prices and a series of short-term interest rate hikes by the Federal Reserve. As a result, stock prices moved lower during the first four months of 2005, but they rebounded modestly over the last six months thanks to surprisingly strong corporate earnings and a resilient consumer.

Mid- and small-cap stocks posted the best returns during the one-year period, outpacing large-company issues. Value stocks continued to beat growth across all market capitalizations. The Russell 1000 Growth Index, a measure of large-cap growth stocks, returned 8.81%, while the small-cap Russell 2000 Growth Index returned 10.91% .

Fund performance

For the year ended October 31, 2005, John Hancock Multi Cap Growth Fund’s Class A, Class B and Class C shares posted total returns of 8.08%, 7.34% and 7.34%, respectively, at net asset value. This performance trailed the 12.96% return of the average multi-cap growth fund, according to Lipper Inc.1, and the 9.96% return of the Fund’s benchmark, a blended index of 50% Russell 1000 Growth Index and 50% Russell 2000 Growth Index. Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire

2

period and did not reinvest all distributions. See pages six and seven for historical performance information.

Our slight bias toward large-cap stocks over the past year contributed to the portfolio’s underperformance of its benchmark index and Lipper peer group average. An underweight in industrial stocks and poor stock selection in the energy sector also hurt relative results.

Financial stocks performed well

The portfolio’s financial stocks were among the best performers during the one-year period, gaining more than 24% as a group versus 8% for the financial stocks in the benchmark. Favorable stock selection was the primary reason for this outperformance.

The two top-performing financial stocks in the portfolio were online brokerage company E*TRADE Financial and asset manager Affiliated Managers Group, Inc. E*TRADE reported healthy profit growth, expanded its services, and made several key acquisitions. Affiliated Managers, which has ownership interests in a diverse group of mid-sized investment management firms, benefited from strong investment performance and an increase in assets under management.

Health care produced strong results

The health care sector also contributed favorably to relative performance. The portfolio held an overweight position in health care, and strong stock selection also provided a boost to results -- three of the top five relative performance contributors were health care stocks.

“The health care sector also contributed favorably to relative performance.”

The best of these was Alcon, Inc. which makes eye care products. Strong growth in sales of its pharmaceutical and surgical products, along with expanding profit margins, lifted Alcon to a gain of nearly 90%. Another top performer was Allscripts Healthcare Solutions, Inc., a provider of electronic medical records, which grew its client base by winning several major new contracts. Biotechnology firm Amgen, Inc. also fared well, benefit-ing from substantial sales growth and encouraging signs from its drug development pipeline.

3

Sector
distribution[2]

Information
technology -- 27%

Health care -- 26%

Consumer
discretionary -- 14%

Consumer
staples -- 8%

Financials -- 7%

Energy -- 5%

Industrials -- 4%

Telecommunication
services -- 4%

Utilities -- 3%

Materials -- 1%

Technology’s best

The largest sector weighting in the portfolio during the past year was information technology, which made up just less than 30% of the portfolio. The two best performance contributors came from this sector of the portfolio.

The portfolio’s top contributor was Itron, Inc. which makes electronic meter-reading systems. Utilities increased their spending on equipment upgrades, which boosted revenues and profit margins at Itron. The company also strengthened its balance sheet and successfully integrated the acquisition of a competitor.

Digital Insight Corp., which provides online banking software and services, was the second-best performer. The company enables small- and mid-sized banks to offer state-of-the-art Internet banking services comparable to those available from larger banks. Digital Insight’s customer base grew dramatically during the past year, leading to sharp increases in cash flow and profit growth.

...and technology’s worst

The two most significant detractors from relative performance were also technology stocks. The worst performer was Tekelec, which makes telecommunications equipment for the Voice over Internet Protocol (VoIP) market. Disappointing earnings and the resignation of the company’s CEO led many investors to abandon the stock. However, we believe that Tekelec’s market leadership and relatively high profit margins, combined with the substantial growth potential of the VoIP market, make Tekelec an attractive holding.

Macrovision Corp., which provides copy protection for DVDs and software, also performed poorly during the period. Slowing DVD

4

sales hurt earnings in the last two quarters, and a delayed new product release weighed on the stock.

Energy stocks detracted from relative results

Energy stocks posted the best returns in the market thanks to soaring oil prices and a sharp increase in global demand for energy.  Although the portfolio’s energy holdings gained 30% over the past year, they lagged behind the 65% return of the energy stocks in the benchmark index. Underperforming holdings in this sector included oilfield services provider BJ Services and oil exploration company Remington Oil & Gas Corp.

“...we believe that, on balance, the environment remains favorable for stocks.”

Outlook

We have a fairly positive outlook for the stock market. The Federal Reserve is likely near the end of its rate-raising cycle, companies are enjoying pricing power for the first time in years, and valuations in the market are reasonable. In addition, corporate balance sheets are very strong; many companies have a substantial amount of cash on the books.

There are some downside risks, including a more sustained rise in the inflation rate and a significant decline in corporate profit growth. Nonetheless, we believe that, on balance, the environment remains favorable for stocks.

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2005.

5

A LOOK AT PERFORMANCE For the period ended October 31, 2005

	Class A	Class B	Class C
Inception date	12-1-00	12-1-00	12-1-00

Average annual returns with maximum sales charge (POP)
One year	2.68%	2.34%	6.34%

Since inception	–3.76	–3.80	–3.41

Cumulative total returns with maximum sales charge (POP)
One year	2.68	2.34	6.34

Since inception	–17.19	–17.35	–15.68

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C1
Period beginning	12-1-00	12-1-00

Without sales charge	$8,431	$8,432

With maximum sales charge	8,265	8,432

Index	9,258	9,258

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of October 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

A blended index is used combining 50% of the Russell 1000 Growth Index, an unmanaged index composed of the Russell 1000 securities that have a greater-than-average growth orientation, and 50% of the Russell 2000 Growth Index, an unmanaged index that contains those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on
   purchases or redemptions (varies by share class), minimum
   account fee charge, etc.

▪ Ongoing operating expenses including management
   fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,068.70	$7.30
Class B	1,065.10	10.93
Class C	1,065.10	10.93

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,018.15	$7.12
Class B	1,014.62	10.66
Class C	1,014.62	10.66

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.40%, 2.10% and 2.10% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS Securities owned by the Fund on October 31, 2005

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.14%		$11,064,389
(Cost $9,676,543)
Apparel Retail 4.28%		477,586

Aeropostale, Inc. (I)	3,400	66,436

Chico’s FAS, Inc. (I)	4,400	173,976

Guess?, Inc. (I)	2,350	63,732

Jos. A. Bank Clothiers, Inc. (I)(L)	4,250	173,442
Apparel, Accessories & Luxury Goods 1.96%		218,824

Coach, Inc. (I)	6,800	218,824
Application Software 7.03%		785,060

Cadence Design Systems, Inc. (I)	18,450	294,831

Epicor Software Corp. (I)	9,350	114,818

Hyperion Solutions Corp. (I)	4,550	220,038

Intuit, Inc. (I)	2,550	117,121

Quest Software, Inc. (I)	2,750	38,252
Asset Management & Custody Banks 3.09%		345,077

Affiliated Managers Group, Inc. (I)(L)	2,700	207,225

Ameriprise Financial, Inc.	420	15,632

SEI Investments Co.	3,150	122,220
Auto Parts & Equipment 1.19%		133,377

BorgWarner, Inc.	2,300	133,377
Biotechnology 3.60%		401,528

Amgen, Inc. (I)	5,300	401,528
Communications Equipment 2.22%		248,332

Tekelec (I)	18,100	248,332
Computer Hardware 1.58%		176,042

International Business Machines Corp.	2,150	176,042

See notes to financial statements.

10

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Construction & Farm Machinery & Heavy Trucks 0.80%		$89,334

Astec Industries, Inc. (I)	3,150	89,334
Consumer Finance 0.94%		104,517

American Express Co.	2,100	104,517
Diversified Commercial Services 0.47%		52,160

Sotheby’s Holdings, Inc. (Class A) (I)	3,350	52,160
Electrical Components & Equipment 1.81%		202,136

American Power Conversion Corp.	9,450	202,136
Electronic Equipment Manufacturers 1.79%		199,916

Itron, Inc. (I)	4,600	199,916
Electronic Manufacturing Services 1.92%		213,862

LoJack Corp. (I)	11,250	213,862
Health Care Equipment 8.42%		939,852

Advanced Medical Optics, Inc. (I)	3,713	132,480

ArthroCare Corp. (I)	4,050	148,756

Becton, Dickinson & Co.	3,650	185,237

Greatbatch, Inc. (I)	1,950	50,817

Hospira, Inc. (I)	6,630	264,206

Kyphon, Inc. (I)	3,950	158,356
Health Care Services 2.23%		248,610

Allscripts Healthcare Solutions, Inc. (I)(L)	13,150	210,400

Amedisys, Inc. (I)	1,000	38,210
Health Care Supplies 2.89%		322,282

Alcon, Inc. (Switzerland)	2,425	322,282
Home Furnishings 1.71%		190,530

Select Comfort Corp. (I)	8,700	190,530
Hotels, Resorts & Cruise Lines 2.63%		293,574

Ambassadors Group, Inc.	11,300	293,574
Household Products 3.04%		338,740

Procter & Gamble Co. (The)	6,050	338,740
Hypermarkets & Super Centers 2.06%		229,454

Wal-Mart Stores, Inc.	4,850	229,454
Industrial Machinery 1.00%		112,015

Danaher Corp.	2,150	112,015

See notes to financial statements.

11

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Integrated Telecommunication Services 1.93%		$216,023

Amdocs Ltd. (Channel Islands) (I)	6,000	158,820

West Corp. (I)	1,450	57,203
Internet Software & Services 4.94%		551,417

CoStar Group, Inc. (I)	2,450	117,478

Digital Insight Corp. (I)	7,750	231,182

Digital River, Inc. (I)	4,200	117,642

Nutri/System, Inc. (I)(L)	2,840	85,115
Investment Banking & Brokerage 2.52%		281,032

E*TRADE Financial Corp. (I)	15,150	281,032
Metal & Glass Containers 0.91%		101,864

Owens-Illinois, Inc. (I)	5,350	101,864
Multi-Utilities & Unregulated Power 3.10%		345,607

AES Corp. (The) (I)	21,750	345,607
Oil & Gas Drilling 3.05%		340,778

Atwood Oceanics, Inc. (I)	1,900	133,798

Unit Corp. (I)	3,950	206,980
Oil & Gas Equipment & Services 1.36%		151,500

W-H Energy Services, Inc. (I)	5,000	151,500
Oil & Gas Exploration & Production 0.64%		71,750

Remington Oil & Gas Corp. (I)	2,050	71,750
Pharmaceuticals 8.58%		957,894

Abbot Laboratories	6,050	260,453

Johnson & Johnson	4,350	272,397

Lilly (Eli) & Co.	5,000	248,950

Pfizer, Inc.	8,100	176,094
Publishing 1.03%		114,770

Meredith Corp.	2,300	114,770
Restaurants 1.70%		189,408

Panera Bread Co. (Class A) (I)	3,200	189,408
Semiconductor Equipment 1.94%		216,216

Applied Materials, Inc.	13,200	216,216
Semiconductors 1.29%		144,239

Intel Corp.	4,450	104,575

Skyworks Solutions, Inc. (I)	7,400	39,664

See notes to financial statements.

12

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Soft Drinks 2.89%		$322,246

Hansen Natural Corp. (I)(L)	1,350	68,202

PepsiCo, Inc.	4,300	254,044
Systems Software 4.53%		506,123

Macrovision Corp. (I)	12,200	229,848

Microsoft Corp.	10,750	276,275
Wireless Telecommunication Services 2.07%		230,714

Alamosa Holdings, Inc. (I)	3,450	51,060

Dobson Communications Corp. (Class A) (I)	7,900	57,591

Nokia Corp., American Depositary Receipt (Finland)	7,257	122,063

Issuer, description	Shares	Value

Short-term investments 4.84%		$539,789
(Cost $539,789)
Cash Equivalents 4.84%		539,789

AIM Cash Investment Trust (T)	539,789	539,789

Total investments 103.98%		$11,604,178

Other assets and liabilities, net (3.98%)		($444,272)

Total net assets 100.00%		$11,159,906

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of October 31, 2005.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

13

F I N A N C I A L    S TAT E M E N T S

ASSETS AND
LIABILITIES

October 31, 2005

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost$10,216,332) including
$529,598 of securities loaned	$11,604,178
Cash	94,158
Receivable for investments sold	28,049
Receivable for shares sold	16,346
Dividends receivable	4,410
Receivable from affiliates	18,587
Other assets	451
Total assets	11,766,179

Liabilities
Payable for shares repurchased	7,748
Payable upon return of securities loaned	539,789
Payable to affiliates
Management fees	14,185
Distribution and service fees	904
Other	3,838
Other payables and accrued expenses	39,809
Total liabilities	606,273

Net assets
Capital paid-in	10,226,016
Accumulated net realized loss on investments	(453,745)
Net unrealized appreciation of investments	1,387,846
Accumulated net investment loss	(211)
Net assets	$11,159,906

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($6,365,459 ÷ 743,310 shares)	$8.56
Class B ($3,375,544 ÷ 404,634 shares)	$8.34
Class C ($1,418,903 ÷ 170,127 shares)	$8.34

Maximum offering price per share
Class A1 ($8.56 ÷ 95%)	$9.01

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

14

F I N A N C I A L   S TAT E M E N T S

OPERATIONS

For the year ended
October 31, 2005

This Statement
of Operations
summarizes the
Fund’s investment
income earned
and expenses
incurred in operat-
ing the Fund. It also
shows net gains
(losses) for the
period stated.

Investment income
Dividends (net of foreign withholding taxes of $561)	$99,091
Interest	7,371
Securities lending	7,312
Total investment income	113,774

Expenses
Investment management fees	82,294
Class A distribution and service fees	17,439
Class B distribution and service fees	36,006
Class C distribution and service fees	15,589
Transfer agent fees	41,481
Registration and filing fees	44,261
Printing	26,969
Custodian fees	15,589
Professional fees	11,339
Miscellaneous	4,337
Accounting and legal services fees	2,743
Trustees’ fees	633
Securities lending fees	335
Total expenses	299,015
Less expense reductions	(109,283)
Net expenses	189,732
Net investment loss	(75,958)

Realized and unrealized gain
Net realized gain on investments	342,986
Change in net unrealized appreciation
(depreciation) of investments	515,818
Net realized and unrealized gain	858,804
Increase in net assets from operations	$782,846

See notes to financial statements.

15

F I N A N C I A L    S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Year
	ended	ended
	10-31-04	10-31-05

Increase (decrease) in net assets
From operations
Net investment loss	($94,948)	($75,958)
Net realized gain	600,300	342,986
Change in net unrealized
appreciation (depreciation)	70,281	515,818
Increase in net assets resulting
from operations	575,633	782,846
From Fund share transactions	2,367,686	278,588

Net assets
Beginning of period	7,155,153	10,098,472
End of period[1]	$10,098,472	$11,159,906

1 Includes accumulated net investment loss of $128 and $211, respectively.

See notes to financial statements.

16

F I N A N C I A L    H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01[1,2]	10-31-02[2]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$10.00	$6.78	$5.71	$7.33	$7.92
Net investment loss[3]	(0.05)	(0.06)	(0.03)	(0.05)	(0.03)
Net realized and unrealized
gain (loss) on investments	(3.17)	(0.91)	1.65	0.64	0.67
Total from
investment operations	(3.22)	(0.97)	1.62	0.59	0.64
Less distributions
From net investment income	--	(0.10)	--	--	--
Net asset value, end of period	$6.78	$5.71	$7.33	$7.92	$8.56
Total return[4,5] (%)	(32.20)[6]	(14.24)	28.37	8.05	8.08

Ratios and supplemental data
Net assets, end of period
(in millions)	$2	$2	$3	$5	$6
Ratio of expenses
to average net assets (%)	1.40[7]	1.40	1.40	1.40	1.40
Ratio of adjusted expenses
to average net assets[8] (%)	6.03[7]	4.05	3.29	2.51	2.40
Ratio of net investment loss
to average net assets (%)	(0.80)[7]	(0.96)	(0.55)	(0.71)	(0.40)
Portfolio turnover (%)	106	103	66	64	56

See notes to financial statements.

17

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01[1,2]	10-31-02[2]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$10.00	$6.74	$5.68	$7.24	$7.77
Net investment loss[3]	(0.10)	(0.11)	(0.08)	(0.10)	(0.09)
Net realized and unrealized
gain (loss) on investments	(3.16)	(0.89)	1.64	0.63	0.66
Total from
investment operations	(3.26)	(1.00)	1.56	0.53	0.57
Less distributions
From net investment income	--	(0.06)	--	--	--
Net asset value, end of period	$6.74	$5.68	$7.24	$7.77	$8.34
Total return[4,5] (%)	(32.60)[6]	(14.80)	27.46	7.32	7.34

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	$1	$3	$3	$3
Ratio of expenses
to average net assets (%)	2.10[7]	2.10	2.10	2.06	2.10
Ratio of adjusted expenses
to average net assets[8] (%)	6.73[7]	4.75	3.99	3.17	3.10
Ratio of net investment loss
to average net assets (%)	(1.57)[7]	(1.66)	(1.27)	(1.37)	(1.04)
Portfolio turnover (%)	106	103	66	64	56

See notes to financial statements.

18

F I N A N C I A L    H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01[1,2]	10-31-02[2]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$10.00	$6.74	$5.68	$7.24	$7.77
Net investment loss[3]	(0.10)	(0.11)	(0.08)	(0.11)	(0.08)
Net realized and unrealized
gain (loss) on investments	(3.16)	(0.89)	1.64	0.64	0.65
Total from
investment operations	(3.26)	(1.00)	1.56	0.53	0.57
Less distributions
From net investment income	--	(0.06)	--	--	--
Net asset value, end of period	$6.74	$5.68	$7.24	$7.77	$8.34
Total return[4,5] (%)	(32.60)[6]	(14.79)	27.46	7.32	7.34

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	$1	$1	$2	$1
Ratio of expenses
to average net assets (%)	2.10[7]	2.09	2.10	2.10	2.10
Ratio of adjusted expenses
to average net assets[8] (%)	6.72[7]	4.74	3.99	3.21	3.10
Ratio of net investment loss
to average net assets (%)	(1.56)[7]	(1.65)	(1.26)	(1.39)	(0.99)
Portfolio turnover (%)	106	103	66	64	56

1 Class A, Class B and Class C shares began operations on 12-1-00.

2 Audited by previous auditor.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.

19

NOTES TO STATEMENTS

Note A
Accounting policies

John Hancock Multi Cap Growth Fund (the “Fund”) is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the

20

appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2005, the Fund loaned securities having a market value of $529,598 collateralized by cash in the amount of $539,789. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $447,058 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2010 --$399,069 and October 31, 2011 -- $47,989.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the years ended October 31, 2004 and October 31, 2005.  Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

21

As of October 31, 2005, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund’s average daily net asset value and (b) 0.70% of the Fund’s average daily net asset value in excess of $750,000,000.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees, to 1.10% of the Fund’s average daily net asset value, on an annual basis, at least until February 28, 2006. Accordingly, the expense reductions related to the Fund’s total expense limitation amounted to $104,320 for the year ended October 31, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2005, JH Funds received net up-front sales charges of $16,618 with regard to sales of Class A shares. Of this amount, $2,510 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $11,974 was paid as sales commissions to unrelated broker-dealers and $2,134 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for

22

providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2005, CDSCs received by JH Funds amounted to $10,003 for Class B shares and $833 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset values, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $4,963 for the year ended October 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $2,743. The Fund also paid the Adviser the amount of $242 for certain publishing services, included in the printing fees. The Fund also paid JHLICo an amount of $220 for certain compliance costs, included in the miscellaneous expenses.

The Adviser and other subsidiaries of JHLICo owned 196,000 Class A shares of beneficial interest of the Fund on October 31, 2005.

Mr. James R. Boyle is an offi-cer of certain affiliates of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaf-filiated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses.

The Deferred Compensation Plan investments had no impact on the operations of the Fund.

23

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-04		Year ended 10-31-05
	Shares	Amount	Shares	Amount

Class A shares
Sold	234,676	$1,813,625	284,359	$2,393,850
Repurchased	(107,535)	(827,294)	(141,962)	(1,201,797)
Net increase	127,141	$986,331	142,397	$1,192,053

Class B shares
Sold	259,856	$1,965,170	202,319	$1,667,342
Repurchased	(175,744)	(1,324,661)	(239,281)	(1,970,716)
Net increase (decrease)	84,112	$640,509	(36,962)	($303,374)

Class C shares
Sold	144,511	$1,123,354	31,084	$258,140
Repurchased	(50,094)	(382,508)	(106,338)	(868,231)
Net increase (decrease)	94,417	$740,846	(75,254)	($610,091)

Net increase	305,670	$2,367,686	30,181	$278,588

Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2005, aggregated $6,362,344 and $6,017,451, respectively.

The cost of investments owned on October 31, 2005, including short-term investments, for federal income tax purposes, was $10,223,019. Gross unrealized appreciation and depreciation of investments aggregated $1,835,510 and $454,351, respectively, resulting in net unrealized appreciation of $1,381,159. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Reclassification of accounts

During the year ended October 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $17, a decrease in accumulated net investment loss of $75,875 and a decrease in capital paid-in of $75,892. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for net operating loss and deferred compensation. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

24

Note F
Change in
independent auditor
(unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund’s Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended October 31, 2006. During the two most recent fiscal years, Deloitte & Touche LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles.

Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 912,335 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

		W I T H H E L D
	F O R	A U T H O R I T Y

James F. Carlin	900,543	11,792
Richard P. Chapman, Jr.	900,543	11,792
William H. Cunningham	897,873	14,462
Ronald R. Dion	900,543	11,792
Charles L. Ladner	900,543	11,792
Dr. John A. Moore	900,543	11,792
Patti McGill Peterson	897,873	14,462
Steven R. Pruchansky	900,543	11,792
James A. Shepherdson*	900,543	11,792

* Mr. James A. Shepherdson resigned effective July 15, 2005.

25

AUDITORS’ REPORT Report of Deloitte & Touche LLP, Independent Registered Public Accounting Firm

To the Board of Trustees of the John Hancock Series Trust and
Shareholders of John Hancock Multi Cap Growth Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Multi Cap Growth Fund (the “Fund”), as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2004 and 2005 and the financial highlights for each of the years in the three-year period ended October 31, 2005. These financial statements and finan-cial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended October 31, 2002, were audited by other auditors whose report, dated December 12, 2002, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2005, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP Boston, Massachusetts December 9, 2005

26

TAX INFORMATION Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2005.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

27

Board Consideration
of and Continuation
of Investment
Advisory Agreement:
John Hancock Multi Cap Growth Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Series Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Multi Cap Growth Fund (the “Fund”).

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the

Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality
of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark

28

indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was higher than the median and average performance of its Universe and the performance of its benchmark indexes, the Lipper Multi-Cap Growth Funds Index and the 50/50 Russell 1000/2000 Growth Index, for the time periods under review.

Investment advisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rates payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/limit arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/limits into account (the “Net Advisory Rate”). The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rate and Net Advisory Rate were lower than the median rate of the Peer Group. The Board favorably considered the Adviser’s agreement to waive its entire management fee for a specified time period. The Board concluded that the Advisory Agreement Rate and the Net Advisory Rate were reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was lower than the Peer Group’s and the Universe’s median total operating expense ratio. The Board favorably considered that the Adviser reimbursed a portion of the Fund’s operating expenses.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure

29

that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

30

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	2000	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2000	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	2000	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet

31

Independent Trustees (continued)
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2000	143
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank – Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2000	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	2005	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2000	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

32

Non-Independent Trustee[3]
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees
Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952		2000
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947		2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments –
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments – Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955		2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

33

Notes to Trustees and Officers pages

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

34

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
International Fund
Large Cap Equity Fund
Large Cap Growth Fund
Large Cap Select Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Growth Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Biotechnology Fund
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

35

ELECTRONIC DELIVERY Now available from John Hancock Funds

Instead of sending annual and semiannual reports
and prospectuses through the U.S. mail, we’ll notify
you by e-mail when these documents are available
for online viewing.

How does electronic delivery benefit you?

▪ No more waiting for the mail to arrive; you’ll receive an
    e-mail notification as soon as the document is ready for
    online viewing.
▪ Reduces the amount of paper mail you receive from
   John Hancock Funds.
▪ Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Wilmer Cutler Pickering
601 Congress Street	One Wall Street	Hale and Dorr LLP
Boston, MA 02210-2805	New York, NY 10286	60 State Street
Boston, MA 02109-1803
Principal distributor	Transfer agent
John Hancock Funds, LLC	John Hancock Signature	Independent registered
601 Congress Street	Services, Inc.	public accounting firm
Boston, MA 02210-2805	1 John Hancock Way,	Deloitte & Touche LLP
	Suite 1000	200 Berkeley Street
	Boston, MA 02217-1000	Boston, MA 02116-5022

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

37

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Multi Cap Growth Fund.

1000A 10/05 12/05

JOHN HANCOCK

Small Cap Growth Fund

10.31.2005 **Annual Report**

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 15

Trustees & officers
page 34

For more information
page 41

To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund’s Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company’s executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds’ open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

For one example, we have recently added five “Lifestyle Portfolio” funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds’ commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by nor-
mally investing at
least 80% of its
assets in stocks of
small-capitalization
companies (in the
capitalization range
of the Russell 2000
Growth Index).

Over the last twelve months

▪ Stocks overcame some periodic volatility to post solid gains; small-cap stocks outperformed the broader market.
▪ The Fund underperformed its benchmark and peer group
   because of poor stock selection among health care and consumer discretionary stocks.
▪ Strong stock selection in the information technology sector and an overweight in energy stocks contributed positively to performance.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
2.8%	Allscripts Healthcare Solutions, Inc.
2.5%	Rigel Pharmaceuticals, Inc.
2.1%	Waste Connections, Inc.
2.1%	Digital Insight Corp.
2.1%	Digene Corp.
1.9%	Corrections Corp. of America
1.9%	Hydril Co.
1.9%	Itron, Inc.
1.8%	Sotheby’s Holdings, Inc. (Class A)
1.8%	W-H Energy Services, Inc.

As a percentage of net assets on October 31, 2005.

BY ANURAG PANDIT, CFA AND THOMAS P. NORTON, CFA, PORTFOLIO MANAGERS

MANAGERS’ REPORT

JOHN HANCOCK

Small Cap Growth Fund

Despite some interim volatility, the U.S. stock market posted double-digit gains for the 12 months ended October 31, 2005. Small-cap stocks fared especially well -- the small-cap Russell 2000 Index returned 12.08%, besting the broad Standard & Poor’s 500 Index’s return of 8.72% .

Most of the stock market’s rally occurred during the final two months of 2004. Promising economic conditions, a decline in oil prices and a decisive presidential election boosted investor confidence and provided a lift to the stock market.

However, market sentiment reversed abruptly in early 2005 as investors grew concerned about the economy in general -- and consumer spending in particular -- in the wake of a renewed surge in oil prices and a series of short-term interest rate hikes by the Federal Reserve. As a result, stock prices moved lower during the first four months of 2005, but they rebounded modestly over the last six months thanks to surprisingly strong corporate earnings and a resilient consumer.

“Despite some interim volatility,
  the U.S. stock market posted
  double-digit gains for the 12
  months ended October 31, 2005.”

Although mid-cap stocks posted the best returns during the one-year period, small-cap shares outperformed large-company issues. Value stocks continued to beat growth across all market capitalizations. The Russell 2000 Growth Index, a measure of small-cap growth stocks, returned 10.91%, while the Russell 2000 Value Index returned 13.04% .

Fund performance

For the year ended October 31, 2005, John Hancock Small Cap Growth Fund’s Class A, Class B, Class C and Class I shares posted total returns of 5.42%, 4.60%, 4.60% and 5.70%, respectively, at net asset value. These results trailed both the 11.80% return of the average small-cap growth fund, according to Lipper, Inc.1 and the 10.91% return of the Russell 2000 Growth Index. Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Although the Fund posted a positive return for the one-year period, we were disappointed in our performance relative to the Lipper peer group average and the Russell index. Poor stock selection in several key sectors, particularly health care and consumer discretionary, was the main reason for the Fund’s underperformance.

Health care stocks detracted from results

The portfolio held an overweight in the health care sector over the past year, but weak stock selection in the sector more than offset the positive effect of the overweight. Health care was one of the better-performing sectors of the Russell 2000 Growth Index, returning more than 13%, but the portfolio’s health care stocks declined by nearly 4% as a group.

The portfolio’s pharmaceutical and biotechnology holdings detracted the most from relative results. The most significant decliner was pharmaceutical maker Medicines Co., which reduced 2005 earnings projections after sales of its blood-clotting agent Angiomax fell short of expectations. Biotech firm AtheroGenics, Inc. also fell because of a disappointing result in a clinical trial for its flagship anti-inflamma-tory drug. Other poor performers included generic drugmaker Impax Laboratories and biotech company NPS Pharmaceuticals, both of which reported lower-than-expected earnings, so we sold them.

“Our overweight in energy stocks, which gained more than 50% as a group, proved favorable...”

Consumer discretionary struggled

We were underweight the consumer discretionary sector during the past year in anticipation of a slowdown in consumer spending. This sector positioning proved favorable as consumer stocks lagged the overall market. However, poor stock selection hindered performance in this segment of the portfolio.

Stock picks among retailers, many of which saw their profit margins narrow as high fuel prices boosted shipping costs, hurt relative performance. The worst performer in the portfolio, on both an absolute and relative basis, was home furnishings retailer Cost Plus, Inc. Rising gas prices hit cost-conscious customers the hardest, and this contributed to lower same-store sales at Cost Plus. In addition,

Sector
distribution[2]

Information
technology -- 31%

Health care -- 24%

Industrials -- 14%

Consumer
discretionary -- 12%

Energy -- 8%

Financials -- 5%

Materials -- 2%

Telecommunication
services -- 1%

Consumer
staples -- 1%

the combination of higher shipping costs and promotional discounts weighed on the company’s profit margins. Several of the portfolio’s other retailers also detracted from performance, including apparel chain Aeropostale, Inc. and retailer A.C. Moore Arts & Crafts, Inc.

Technology contributed positively

Information technology, a Fund overweight for much of the past year, was the top positive contributor to relative results. Although we were positive on the sector in general, based on evidence of pent-up demand in corporate technology spending, our technology overweight was largely the result of an emphasis on specific stocks within the sector.

The portfolio’s best performance contributor during the one-year period was Digital Insight Corp., which provides online banking software and services. The company enables small- and mid-sized banks to offer state-of-the-art Internet banking services comparable to those available from larger banks. Digital Insight’s customer base grew dramatically during the past year, leading to sharp increases in cash flow and profit growth.

Itron, Inc., which makes electronic meter-reading systems, was another strong performer. Utilities increased their spending on equipment upgrades, which boosted revenues and profit margins at Itron. The company also strengthened its balance sheet and successfully integrated the acquisition of a competitor.

Energy, materials also performed well

Our overweight in energy stocks, which gained more than 50% as a group, proved favorable as soaring oil prices and a sharp increase in global demand for energy boosted the sector. Oil exploration company Denbury Resources and drilling equipment manufacturers W-H Energy Services, Inc. and Hydril Co. were all among the portfolio’s top ten contributors to relative performance.

The portfolio only owned two stocks in the materials sector --Crown Holdings, Inc. and Airgas -- but both posted strong results during the one-year period. Packaging manufacturer Crown Holdings benefited from industry consolidation, while Airgas reported better-than-expected earnings. We sold Denbury Resources and Airgas because their good success caused them to become too large to fit our small-cap criterion.

Outlook

We have a fairly positive outlook for the stock market. The Federal Reserve is likely near the end of its rate-raising cycle, companies are enjoying pricing power for the first time in years and valuations in the market are reasonable. In addition, corporate balance sheets are very strong; many companies have a substantial amount of cash on the books.

“...we believe that, on balance, the environment remains favorable for stocks.”

There are some downside risks, including a more sustained rise in the inflation rate and a significant decline in corporate profit growth. Nonetheless, we believe that, on balance, the environment remains favorable for stocks.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2005.

A LOOK AT PERFORMANCE For the period ended October 31, 2005

	Class A	Class B	Class C	Class I1
Inception date	8-22-91	10-26-87	6-1-98	12-7-99

Average annual returns with maximum sales charge (POP)
One year	0.10%	–0.40%	3.60%	5.70%

Five years	–6.82	–6.95	–6.56	–5.36

Ten years	4.70	4.61	--	--

Since inception	--	--	1.88	–4.32

Cumulative total returns with maximum sales charge (POP)
One year	0.10	–0.40	3.60	5.70

Five years	–29.75	–30.24	–28.77	–24.07

Ten years	58.33	57.01	--	--

Since inception	--	--	14.83	–22.95

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Class B1	Class C1	Class I2
Period beginning	10-31-95	6-1-98	12-7-99

Small Cap Growth Fund	$15,701	$11,483	$7,705

Index 1	24,851	15,755	14,969

Index 2	15,991	11,631	9,234

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index -- Index 1 -- is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

Russell 2000 Growth Index -- Index 2 -- is an unmanaged index that contains those securities from the Russell 2000 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on
   purchases or redemptions (varies by share class), minimum
   account fee charge, etc.
▪ Ongoing operating expenses including management
   fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,097.10	$7.69
Class B	1,092.20	11.68
Class C	1,092.20	11.63
Class I	1,097.50	7.48

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,017.87	$7.40
Class B	1,014.04	11.24
Class C	1,014.09	11.20
Class I	1,018.08	7.19

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.45%, 2.21%, 2.21% and 1.41% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS Securities owned by the Fund on October 31, 2005

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.09%		$590,951,036
(Cost $508,698,946)
Advertising 1.02%		6,153,512

Ventiv Health, Inc. (I)	243,800	6,153,512
Air Freight & Logistics 0.93%		5,607,304

Forward Air Corp. (I)	158,175	5,607,304
Apparel -- Retail 2.24%		13,467,085

Aeropostale, Inc. (I)	188,375	3,680,847

Jos. A. Bank Clothiers, Inc. (I)(L)	239,800	9,786,238
Application Software 7.10%		42,766,792

Altiris, Inc. (I)	234,250	3,958,825

Epicor Software Corp. (I)	478,450	5,875,366

FactSet Research Systems, Inc.	34,875	1,223,066

Kronos, Inc. (I)	23,800	1,091,468

Micromuse, Inc. (I)	739,050	5,298,989

Parametric Technology Corp. (I)	984,650	6,410,072

PDF Solutions, Inc. (I)	170,550	2,539,490

Quest Software, Inc. (I)	154,050	2,142,836

Sonic Solutions (I)	142,400	2,725,536

Tradestation Group, Inc. (I)	924,800	9,229,504

Witness Systems, Inc. (I)	115,900	2,271,640
Asset Management & Custody Banks 1.38%		8,292,473

Waddell & Reed Financial, Inc.	432,350	8,292,473
Biotechnology 3.34%		20,136,090

AtheroGenics, Inc. (I)(L)	441,700	6,625,500

Eyetech Pharmaceuticals, Inc. (I)	7,130	125,773

NPS Pharmaceuticals, Inc. (I)	334,450	3,297,677

ZymoGenetics, Inc. (I)	575,750	10,087,140

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Casinos & Gaming 0.72%		$4,323,632

Multimedia Games, Inc. (I)(L)	435,850	4,323,632
Communications Equipment 2.89%		17,415,017

Tekelec (I)	754,550	10,352,426

Verint Systems, Inc. (I)	184,450	7,062,591
Computer Storage & Peripherals 0.26%		1,558,075

Electronics for Imaging, Inc. (I)	62,050	1,558,075
Construction & Engineering 0.22%		1,355,840

Chicago Bridge & Iron Co., N.V. (NY Reg Shares) (Netherlands)	60,800	1,355,840
Data Processing & Outsourced Services 0.31%		1,891,294

Premiere Global Services, Inc. (I)	223,030	1,891,294
Diversified Commercial Services 6.16%		37,093,581

Coinstar, Inc. (I)	257,600	6,537,888

Corrections Corp. of America (I)	293,150	11,690,822

Labor Ready, Inc. (I)	337,450	7,879,457

Sotheby’s Holdings, Inc. (Class A) (I)	705,550	10,985,414
Electronic Equipment Manufacturers 3.00%		18,045,432

Daktronics, Inc. (I)	33,640	726,960

Itron, Inc. (I)	261,850	11,380,001

Microsemi Corp. (I)	256,300	5,938,471
Electronic Manufacturing Services 1.35%		8,145,586

LoJack Corp. (I)	178,250	3,388,532

Trimble Navigation Ltd. (I)	164,775	4,757,054
Environmental Services 2.12%		12,769,031

Waste Connections, Inc. (I)	382,650	12,769,031
Food -- Retail 0.13%		806,756

Wild Oats Markets, Inc. (I)(L)	72,550	806,756
Health Care Equipment 6.83%		41,149,323

American Medical Systems Holdings, Inc. (I)	480,200	7,851,270

Caliper Life Sciences, Inc. (I)	1,116,504	7,279,606

Greatbatch, Inc. (I)	212,050	5,526,023

I-Flow Corp. (I)	407,200	4,914,904

Integra LifeSciences Holdings (I)	172,850	5,963,325

Wright Medical Group, Inc. (I)	202,250	3,763,873

Zoll Medical Corp. (I)	235,710	5,850,322

See notes to financial statements.

F I N A N C I A L   S TAT E M E N T S

Issuer	Shares	Value
Health Care Facilities 0.63%		$3,787,165

Psychiatric Solutions, Inc. (I)	36,400	1,991,080

United Surgical Partners International, Inc. (I)	50,100	1,796,085
Health Care Services 6.48%		39,071,267

Advisory Board Co. (The) (I)	201,350	9,715,137

Allscripts Healthcare Solutions, Inc. (I)(L)	1,060,600	16,969,600

Digene Corp. (I)	410,150	12,386,530
Health Care Supplies 0.85%		5,108,155

Encore Medical Corp. (I)	120,910	605,759

ev3, Inc. (I)	300,360	4,502,396
Industrial Gases 1.27%		7,647,205

Global Power Equipment Group, Inc. (I)	1,219,650	7,647,205
Industrial Machinery 4.56%		27,470,524

CLACOR, Inc.	280,500	7,713,750

ESCO Technologies, Inc.	145,400	6,290,004

Lincoln Electric Holdings, Inc.	195,950	7,753,741

Nordson Corp.	153,700	5,713,029
Internet Software & Services 5.37%		32,343,642

aQuantive, Inc. (I)	243,550	5,272,857

Digital Insight Corp. (I)	418,750	12,491,312

Digital River, Inc. (I)	238,350	6,676,183

eResearch Technology, Inc. (I)	337,837	4,841,204

Informatica Corp. (I)	57,000	678,300

WebEx Communications, Inc. (I)	104,050	2,383,786
Leisure Facilities 0.63%		3,767,862

Shuffle Master, Inc. (I)(L)	148,575	3,767,862
Leisure Products 1.93%		11,647,332

Jarden Corp. (I)	284,325	9,607,342

Leapfrog Enterprises, Inc. (I)(L)	96,150	1,442,250

MarineMax, Inc. (I)	24,200	597,740
Metal & Glass Containers 1.19%		7,144,910

Crown Holdings, Inc. (I)	440,500	7,144,910
Oil & Gas Drilling 1.74%		10,467,933

Atwood Oceanics, Inc. (I)	148,650	10,467,933
Oil & Gas Equipment & Services 3.72%		22,392,649

Hydril Co. (I)	174,100	11,549,794

W-H Energy Services, Inc. (I)	357,850	10,842,855

See notes to financial statements.

F I N A N C I A L   S TAT E M E N T S

Issuer	Shares	Value
Oil & Gas Exploration & Production 2.95%		$17,772,426

Delta Petroleum Corp. (I)(L)	564,650	9,960,426

Remington Oil & Gas Corp. (I)	223,200	7,812,000
Personal Products 0.50%		3,031,217

USANA Health Sciences, Inc. (I)(L)	68,860	3,031,217
Pharmaceuticals 5.90%		35,556,301

Medicines Co. (The) (I)	616,180	10,561,325

Nuvelo, Inc. (I)	763,854	6,416,374

Rigel Pharmaceuticals, Inc. (I)	670,250	15,047,113

Salix Pharmaceuticals Ltd. (I)	196,850	3,531,489
Regional Banks 3.13%		18,855,230

Amegy Bancorp., Inc.	230,900	5,340,717

Texas Regional Bancshares, Inc. (Class A)	226,085	6,631,073

UCBH Holdings, Inc.	395,600	6,883,440
Restaurants 2.60%		15,656,153

Buffalo Wild Wings, Inc. (I)(L)	102,000	2,798,880

McCormick & Schmick’s Seafood Restaurants, Inc. (I)	242,190	5,437,166

Panera Bread Co. (Class A) (I)	110,150	6,519,779

Texas Roadhouse, Inc. (Class A) (I)	57,200	900,328
Semiconductor Equipment 0.96%		5,796,630

FEI Co. (I)	306,700	5,796,630
Semiconductors 2.17%		13,103,211

Power Integrations, Inc. (I)	306,950	6,479,715

Semtech Corp. (I)	190,350	2,870,478

Sigmatel, Inc. (I)	114,600	1,559,706

Skyworks Solutions, Inc. (I)	409,200	2,193,312
Specialty Stores 2.88%		17,367,720

A.C. Moore Arts & Crafts, Inc. (I)	291,600	4,012,416

Cost Plus, Inc. (I)	438,900	6,741,504

Select Comfort Corp. (I)(L)	302,000	6,613,800
Systems Software 3.28%		19,732,737

Extreme Networks, Inc. (I)	278,400	1,344,672

Macrovision Corp. (I)	562,300	10,593,732

Progress Software Corp. (I)	199,450	6,210,873

RSA Security, Inc. (I)	138,900	1,583,460
Technology Distributors 2.08%		12,556,851

Applied Films Corp. (I)	122,630	2,381,475

ScanSource, Inc. (I)	179,650	10,175,376

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

Issuer		Shares	Value
Telecommunications Equipment 2.11%			$12,707,960

AudioCodes Ltd. (I)		415,150	4,678,740

ClearOne Communications, Inc. (I)		8,879	20,422

Openwave Systems, Inc. (I)		448,170	8,008,798
Wireless Telecommunication Services 1.16%			6,989,133

InterDigital Communications Corp. (I)		171,700	3,294,923

Syniverse Holdings, Inc. (I)		204,100	3,694,210

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 11.86%			$71,465,534
(Cost $71,465,534)
Joint Repurchase Agreement 1.85%			11,131,000

Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 10-31-05
due 11-1-05 (secured by U.S. Treasury Inflation
Indexed Notes 0.875% due 4-15-10 and 1.875%
due 7-15-13)	3.94%	$11,131	11,131,000

		Shares
Cash Equivalents 10.01%			60,334,534

AIM Cash Investment Trust (T)		60,334,534	60,334,534

Total investments 109.95%			$662,416,570

Other assets and liabilities, net (9.95%)			($59,932,199)

Total net assets 100.00%			$602,484,371

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of October 31, 2005.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L   S TAT E M E N T S

ASSETS AND
LIABILITIES

October 31, 2005

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $580,164,480)
including $59,179,866 of securities loaned	$662,416,570
Cash	64
Receivable for investments sold	1,850,428
Receivable for shares sold	86,805
Dividends and interest receivable	66,253
Other assets	198,808
Total assets	664,618,928

Liabilities
Payable for investments purchased	80,114
Payable for shares repurchased	769,902
Payable upon return of securities loaned	60,334,534
Payable to affiliates
Management fees	389,500
Distribution and service fees	32,834
Other	210,534
Other payables and accrued expenses	317,139
Total liabilities	62,134,557

Net assets
Capital paid-in	791,691,020
Accumulated net realized loss on investments	(271,326,154)
Net unrealized appreciation of investments	82,252,090
Accumulated net investment loss	(132,585)
Net assets	$602,484,371

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($474,926,972 ÷ 48,837,506 shares)	$9.72
Class B ($109,053,517 ÷ 12,959,844 shares)	$8.41
Class C ($15,558,518 ÷ 1,849,491 shares)	$8.41
Class I ($2,945,364 ÷ 293,865 shares)	$10.02

Maximum offering price per share
Class A1 ($9.72 ÷ 95%)	$10.23

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

F I N A N C I A L   S TAT E M E N T S

OPERATIONS

For the year ended
October 31, 2005

This Statement
of Operations
summarizes the
Fund’s investment
income earned
and expenses
incurred in operat-
ing the Fund. It also
shows net gains
(losses) for the
period stated.

Investment income
Dividends (net of foreign withholding taxes of $942)	$927,045
Securities lending	454,920
Interest	345,024
Total investment income	1,726,989

Expenses
Investment management fees	5,233,748
Class A distribution and service fees	1,260,798
Class B distribution and service fees	1,385,793
Class C distribution and service fees	169,100
Class A, B and C transfer agent fees	2,414,521
Class I transfer agent fees	19,012
Printing	221,557
Accounting and legal services fees	163,811
Custodian fees	121,518
Professional fees	62,207
Registration and filing fees	58,821
Miscellaneous	46,144
Trustees’ fees	42,698
Securities lending fees	21,174
Compliance fees	14,680
Interest	7,002
Total expenses	11,242,584
Less expense reductions	(307,440)
Net expenses	10,935,144
Net investment loss	(9,208,155)

Realized and unrealized gain (loss)
Net realized gain on investments	92,916,590
Change in net unrealized appreciation
(depreciation) of investments	(43,611,750)
Net realized and unrealized gain	49,304,840
Increase in net assets from operations	$40,096,685

See notes to financial statements.

F I N A N C I A L   S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Year
	ended	ended
	10-31-04	10-31-05

Increase (decrease) in net assets
From operations
Net investment loss	($10,924,678)	($9,208,155)
Net realized gain	115,474,850	92,916,590
Change in net unrealized
appreciation (depreciation)	(51,064,778)	(43,611,750)
Increase in net assets resulting
from operations	53,485,394	40,096,685
From Fund share transactions	(127,652,291)	(222,859,985)

Net assets
Beginning of period	859,414,568	785,247,671
End of period[1]	$785,247,671	$602,484,371

1 Includes accumulated net investment loss of $128,714 and $132,585, respectively.

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01[1]	10-31-02[1]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$13.70	$8.54	$6.78	$8.61	$9.22
Net investment loss[2]	(0.09)	(0.09)	(0.10)	(0.11)	(0.12)
Net realized and unrealized
gain (loss) on investments	(4.51)	(1.67)	1.93	0.72	0.62
Total from
investment operations	(4.60)	(1.76)	1.83	0.61	0.50
Less distributions
From net realized gain	(0.56)	--	--	--	--
Net asset value, end of period	$8.54	$6.78	$8.61	$9.22	$9.72
Total return[3] (%)	(35.04)	(20.61)	26.99	7.08[4]	5.42[4]

Ratios and supplemental data
Net assets, end of period
(in millions)	$684	$553	$498	$504	$475
Ratio of expenses
to average net assets (%)	1.41	1.50	1.69	1.51	1.43
Ratio of adjusted expenses
to average net assets[5] (%)	--	--	--	1.55	1.48
Ratio of net investment loss
to average net assets (%)	(1.10)	(1.10)	(1.36)	(1.19)	(1.18)
Portfolio turnover (%)	82	64	109	58	39

See notes to financial statements.

F I N A N C I A L   H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01[1]	10-31-02[1]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$12.38	$7.62	$6.00	$7.57	$8.04
Net investment loss[2]	(0.15)	(0.14)	(0.13)	(0.15)	(0.16)
Net realized and unrealized
gain (loss) on investments	(4.05)	(1.48)	1.70	0.62	0.53
Total from
investment operations	(4.20)	(1.62)	1.57	0.47	0.37
Less distributions
From net realized gain	(0.56)	--	--	--	--
Net asset value, end of period	$7.62	$6.00	$7.57	$8.04	$8.41
Total return[3] (%)	(35.37)	(21.26)	26.17	6.21[4]	4.60[4]

Ratios and supplemental data
Net assets, end of period
(in millions)	$457	$261	$251	$165	$109
Ratio of expenses
to average net assets (%)	2.16	2.25	2.44	2.26	2.18
Ratio of adjusted expenses
to average net assets[5] (%)	--	--	--	2.30	2.23
Ratio of net investment loss
to average net assets (%)	(1.59)	(1.85)	(2.11)	(1.94)	(1.93)
Portfolio turnover (%)	82	64	109	58	39

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01[1]	10-31-02[1]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$12.36	$7.61	$6.00	$7.56	$8.04
Net investment loss[2]	(0.15)	(0.14)	(0.13)	(0.15)	(0.16)
Net realized and unrealized
gain (loss) on investments	(4.04)	(1.47)	1.69	0.63	0.53
Total from
investment operations	(4.19)	(1.61)	1.56	0.48	0.37
Less distributions
From net realized gain	(0.56)	--	--	--	--
Net asset value, end of period	$7.61	$6.00	$7.56	$8.04	$8.41
Total return[3] (%)	(35.54)	(21.16)	26.00	6.35[4]	4.60[4]

Ratios and supplemental data
Net assets, end of period
(in millions)	$24	$23	$23	$18	$16
Ratio of expenses
to average net assets (%)	2.16	2.25	2.44	2.26	2.18
Ratio of adjusted expenses
to average net assets[5] (%)	--	--	--	2.30	2.23
Ratio of net investment loss
to average net assets (%)	(1.59)	(1.85)	(2.11)	(1.94)	(1.93)
Portfolio turnover (%)	82	64	109	58	39

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-01[1]	10-31-02[1]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$13.75	$8.62	$6.88	$8.80	$9.48
Net investment loss[2]	(0.03)	(0.05)	(0.05)	(0.05)	(0.07)
Net realized and unrealized
gain (loss) on investments	(4.54)	(1.69)	1.97	0.73	0.61
Total from
investment operations	(4.57)	(1.74)	1.92	0.68	0.54
Less distributions
From net realized gain	(0.56)	--	--	--	--
Net asset value, end of period	$8.62	$6.88	$8.80	$9.48	$10.02
Total return[3] (%)	(34.68)	(20.19)	27.91	7.73	5.70

Ratios and supplemental data
Net assets, end of period
(in millions)	$63	$54	$87	$98	$3
Ratio of expenses
to average net assets (%)	0.87	0.95	0.95	0.90	0.92
Ratio of net investment loss
to average net assets (%)	(0.31)	(0.55)	(0.62)	(0.59)	(0.67)
Portfolio turnover (%)	82	64	109	58	39

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.

NOTES TO STATEMENTS

Note A
Accounting policies

John Hancock Small Cap Growth Fund (the “Fund”) is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees.

Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2005, the Fund loaned securities having a market value of $59,179,866 collateralized by cash in the amount of $60,334,534. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $271,271,257 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 --$17,579,348 and October 31, 2010 -- $253,691,909. Availability of a certain amount of loss carryforward, which was acquired on September 26, 2003 in a merger, may be limited in a given year.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the years ended October 31, 2004 and October 31, 2005.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2005, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $1,500,000,000 of the Fund’s average daily net asset value and (b) 0.70% of the Fund’s average daily net asset value in excess of $1,500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2005, JH Funds received net up-front sales charges of $194,028 with regard to sales of Class A shares. Of this amount, $23,505 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $130,269 was paid as sales commissions to unrelated broker-dealers and $40,254 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2005, CDSCs received by JH Funds amounted to $281,671 for Class B shares and $1,725 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $307,440 for the year ended October 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $163,811. The Fund also paid the Adviser the amount of $538 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-04		Year ended 10-31-05
	Shares	Amount	Shares	Amount

Class A shares
Sold	12,050,490	$106,995,015	7,172,450	$69,486,686
Repurchased	(15,294,127)	(135,532,314)	(12,944,463)	(125,857,436)
Net decrease	(3,243,637)	($28,537,299)	(5,772,013)	($56,370,750)

Class B shares
Sold	3,604,657	$28,025,814	1,374,631	$11,589,119
Repurchased	(16,176,780)	(125,608,976)	(8,964,886)	(75,436,871)
Net decrease	(12,572,123)	($97,583,162)	(7,590,255)	($63,847,752)

Class C shares
Sold	271,681	$2,109,496	311,788	$2,628,606
Repurchased	(1,062,205)	(8,238,156)	(728,132)	(6,162,216)
Net decrease	(790,524)	($6,128,660)	(416,344)	($3,533,610)

Class I shares
Sold	3,591,145	$32,904,641	454,738	$4,545,391
Repurchased	(3,148,167)	(28,307,811)	(10,533,440)	(103,653,264)
Net increase (decrease)	442,978	$4,596,830	(10,078,702)	($99,107,873)

Net decrease	(16,163,306)	($127,652,291)	(23,857,314)	($222,859,985)

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2005, aggregated $269,338,428 and $492,306,362, respectively.

The cost of investments owned on October 31, 2005, including short-term investments, for federal income tax purposes, was $580,219,187. Gross unrealized appreciation and depreciation of investments aggregated $131,407,118 and $49,209,735, respectively, resulting in net unrealized appreciation of $82,197,383. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Reclassification
of accounts

During the year ended October 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $1,286, a decrease in accumulated net investment loss of $9,204,284 and a decrease in capital paid-in of $9,205,570. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2005.  Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for net operating loss and deferred compensation. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

Note F
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended October 31, 2005, is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain	income	value

Caliper Life Sciences, Inc.[1]
sold: 446,203 shares	1,562,707	1,116,504	$476,947	--	$7,279,606

1 No longer an affiliated issuer.

Note G
Reorganization

On December 6, 2005, the Trustees approved the reorganization of the Fund into John Hancock Small Cap Equity Fund, subject to the approval by shareholders.

Note H
Change in independent auditor
(unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund’s Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended October 31, 2006. During the two most recent fiscal years, Deloitte & Touche LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, finan-cial statements disclosure or audit scope, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 76,663,082 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

		W I T H H E L D
	F O R	A U T H O R I T Y

James F. Carlin	75,113,651	1,549,431
Richard P. Chapman, Jr.	75,101,069	1,562,013
William H. Cunningham	75,120,351	1,542,731
Ronald R. Dion	75,149,277	1,513,805
Charles L. Ladner	75,129,123	1,533,959
Dr. John A. Moore	75,135,423	1,527,659
Patti McGill Peterson	75,130,459	1,532,623
Steven R. Pruchansky	75,133,566	1,529,516
James A. Shepherdson	75,096,252	1,566,830
* Mr. James A. Shepherdson resigned effective July 15, 2005.

AUDITORS’ REPORT Report of Deloitte & Touche LLP, Independent Registered Public Accounting Firm

To the Board of Trustees of the John Hancock Series Trust and Shareholders of John Hancock Small Cap Growth Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Small Cap Growth Fund (the “Fund”), as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2004 and 2005 and the financial highlights for each of the years in the three-year period ended October 31, 2005. These financial statements and finan-cial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended October 31, 2002, were audited by other auditors whose report dated December 13, 2002 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2005, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP Boston, Massachusetts December 9, 2005

TAX INFORMATION Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2005.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

Board Consideration
of and Continuation
of Investment
Advisory Agreement:
John Hancock Small
Cap Growth Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Series Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Small Cap Growth Fund (the “Fund”).

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality
of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark indexes. Lipper determined the Universe for the Fund.

The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that, except for the most recent year ended December 31, 2004, the performance of the Fund was lower than the median and average performance of its Universe and the performance of one of its benchmark indexes, the Lipper Small-Cap Growth Funds Index, for the time periods under review. The Board also noted that during the most recent year under review, the Fund’s performance was higher than the median and average performance of its Universe and the performance of the Lipper Small-Cap Growth Funds Index. The Board noted that during the longer-term period and the most recent year ended December 31, 2004, the performance of the Fund was higher than or not appreciably below the performance of its other benchmark index, the Russell 2000 Growth Index.

Investment advisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was higher than the Peer Group’s and lower than the Universe’s median total operating expense ratio. It also noted that the most signifi-cant contributor to such difference was the Fund’s transfer agency expense, which the transfer agent has taken steps to reduce.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s performance and plans to reduce the Fund’s overall fees and expense supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from

Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the
Trustees manage the day-to-day operations of the Fund and
execute policies formulated by the Trustees.

Independent Trustees
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	1998	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	1994	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	1987	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet

Independent Trustees (continued)
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	1987	143
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank – Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	1994	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	2005	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1994	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee[3]
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees
Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952		1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947		2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments –
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments – Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955		2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

Notes to Trustees and Officers pages

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
International Fund
Large Cap Equity Fund
Large Cap Growth Fund
Large Cap Select Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Growth Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Biotechnology Fund
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC DELIVERY Now available from John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we’ll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

▪ No more waiting for the mail to arrive; you’ll receive an
    e-mail notification as soon as the document is ready for
    online viewing.
▪ Reduces the amount of paper mail you receive from
    John Hancock Funds.
▪ Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information -- www.jhfunds.com

View the latest information for your account.

Transfer money from one account to another.

Get current quotes for major market indexes.

Use our online calculators to help you with your
financial goals.

Get up-to-date commentary from John Hancock
Funds investment experts.

Access forms, applications and tax information.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Wilmer Cutler Pickering
601 Congress Street	One Wall Street	Hale and Dorr LLP
Boston, MA 02210-2805	New York, NY 10286	60 State Street
Boston, MA 02109-1803
Principal distributor	Transfer agent
John Hancock Funds, LLC	John Hancock Signature	Independent registered
601 Congress Street	Services, Inc.	public accounting firm
Boston, MA 02210-2805	1 John Hancock Way,	Deloitte & Touche LLP
	Suite 1000	200 Berkeley Street
	Boston, MA 02217-1000	Boston, MA 02116-5022

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Growth Fund.

6000A 10/05 12/05

JOHN HANCOCK

Focused Equity Fund

10.31.2005 Annual Report

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

Trustees & officers
page 32

For more information
page 37

To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund’s Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company’s executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds’ open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

For one example, we have recently added five “Lifestyle Portfolio” funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds’ commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

Keith F. Hartstein,

President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by nor-
mally investing at
least 80% of its
assets in equity
securities of U.S. and
foreign companies
that are primarily
medium-capitaliza-
tion companies in
the capitalization
range of the
Standard & Poor’s
MidCap 400 Index.
The Fund uses a
focused investment
strategy and will
typically concentrate
its investments in
45 to 65 U.S. and
foreign companies.

Over the last twelve months

▪  Mid-cap stocks led a broad advance in the stock market, which posted double-digit gains despite some significant volatility.

▪ The Fund outperformed its benchmark and peer group thanks to prudent stock selection, especially in the consumer discretionary and industrial sectors.

▪ Health care and information technology stocks also contributed favorably to results, while financials detracted from performance.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
3.8%	Federal National Mortgage Assn.
2.7%	Avid Technology, Inc.
2.3%	Harman International Industries, Inc.
2.2%	Umpqua Holdings Corp.
2.2%	Expeditors International of Washington, Inc.
2.2%	Monster Worldwide, Inc.
2.2%	Kronos, Inc.
2.2%	Cheesecake Factory, Inc. (The)
2.2%	Red Robin Gourmet Burgers, Inc.
2.1%	Middleby Corp. (The)
As a percentage of net assets on October 31, 2005.

1

BY HENRY E. MEHLMAN, CFA, AND ALAN E. NORTON, CFA, PORTFOLIO MANAGERS

MANAGERS’ REPORT

JOHN HANCOCK Focused Equity Fund

The year ended October 31, 2005 was an eventful period for the stock market, with a number of twists and turns. In the end, though, many of the major stock indexes posted double-digit gains for the one-year period. Mid-cap stocks led the market’s advance, providing the best of both worlds -- faster growth rates than larger companies and higher quality than smaller companies.

A series of noteworthy subplots led to several sizable swings in the market’s direction. Stocks finished 2004 on a strong note, rallying sharply during the last two months of the year. But the market gave back most of those gains in early 2005 as soaring energy prices and a series of short-term interest rate hikes by the Federal Reserve led to concerns about a slowdown in the economy and corporate earnings growth.

However, corporate profits turned out to be surprisingly strong overall, and economic data also came in better than expected, sparking a stock market rebound that lasted through much of the summer. Then came the hurricanes that wreaked havoc on the Gulf Coast and the subsequent surge in oil prices to more than $70 a barrel, which put a damper on investor confidence and sent stocks back down.

“Mid-cap stocks led the market’s advance...”
Despite the disappointing finish to the one-year period, the market’s overall performance was positive. The Standard & Poor’s MidCap 400 Index returned 17.64%, well ahead of the 8.72% return of the large-cap Standard & Poor’s 500 Index. Value stocks continued to outpace growth-oriented issues across all market capitalizations.

Fund performance and strategy

For the year ended October 31, 2005, John Hancock Focused Equity Fund’s Class A, Class B and Class C shares posted total returns of 19.60%, 18.90% and 18.74%, respectively, at net asset value. These results surpassed the 14.10% return of the average mid-cap growth fund, according to Lipper, Inc.,1 as well as the Standard & Poor’s MidCap 400 Index. Keep in mind that your net

2

asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

It’s also worth noting that the Fund’s three-year average annual return of 18.78% outpaced the 16.19% average annual return of the Lipper peer group average for the three-year period ending October 31, 2005. We believe that our success over the past three years -- which covers our tenure as managers of the Fund -- was the result of strict adherence to our balanced, disciplined investment strategy. We strive for a well-diversified portfolio of high-quality mid-cap companies with seasoned management teams, dominant market positions, strong balance sheets, superior profit margins and consistent earnings growth. We also look to take advantage of valuation opportunities, which is especially valuable in a volatile market environment.

Winners led by consumer discretionary and industrials

Our emphasis on bottom-up individual stock selection helped the portfolio navigate the difficult shoals of the past year. Stock selection was most successful in the consumer discretionary and industrial sectors. Our consumer discretionary stocks were well diversified, ranging from homebuilders to retailers to gaming companies. For several years, homebuilders Pulte Homes and Lennar have provided strong returns, and they were among the top contributors over the past year. However, we chose to sell both stocks in mid-2005.

“Stock selection was most success- ful in the consumer discretionary and industrial sectors.”

Other top contributors in this sector included specialty retailers Michaels Stores, Inc. and O’Reilly Automotive, Inc., as well as casino operator Station Casinos, Inc. Each of these companies delivered solid earnings growth that exceeded expectations.

In the industrial sector, our best performers were construction companies Chicago Bridge & Iron Co. and Jacobs Engineering. Chicago Bridge, which makes gas storage tanks, benefited from rising oil prices, while construction services provider Jacobs won a big NASA contract.We took profits and sold our stake.

3

Sector
distribution[2]

Information
technology -- 23%

Industrials -- 18%

Consumer
discretionary -- 16%

Health care -- 15%

Financials -- 13%

Energy -- 6%

Consumer
staples -- 4%

Materials -- 2%

Health care and technology provided the best . . ..

The portfolio’s health care and information technology holdings contributed positively to relative performance, but stock selection in both sectors was mixed, comprising some of the best and worst performers in the portfolio.

The top relative performance contributor was a technology company -- SanDisk Corp., one of the leading makers of flash memory. Flash memory is used in consumer electronic devices to store data when the devices are turned off. The exploding popularity of portable music players (such as the iPod), digital cameras and cell phones boosted demand for SanDisk’s products.

In the health care sector, ResMed, Inc. was one of the top contributors to performance. The company makes products that treat sleep apnea, which is an underdiagnosed medical condition that can lead to other health problems. Strong global sales and successful new products enhanced profits at ResMed.

...and the worst

On the downside, the worst performer in the portfolio was FLIR Systems, Inc. a technology stock that was recently added to the portfolio. FLIR makes thermal imaging and night vision systems. The company reported unexpectedly weak earnings right at the end of the period, and the stock fell sharply. This is a short-term issue, and we intend to remain patient with the stock.

Another weak performer was Medicis Pharmaceutical Corp., a biotechnology company that specializes in skin-care products. The company agreed to acquire breast-implant maker Inamed in

4

early 2005, but Inamed has had difficulty getting FDA approval for its latest silicon breast implants.

Financial stocks lagged

One of the few sectors where stock selection detracted from relative results was the financial sector. The most disappointing performers in this segment of the portfolio included municipal bond insurer Ambac Financial Group, Inc. which is facing a more challenging environment for their products, and regional bank Texas Regional Bancshares, which suffered losses in the Gulf Coast hurricanes and we sold it.

“We intend to maintain the portfolio’s diversification and balanced sector weightings.”

Outlook

We believe the prospects for the mid-cap segment of the stock market look promising. The economy appears to be healthy enough for companies with strong products and good execution to deliver solid growth rates.

We intend to maintain the portfolio’s diversification and balanced sector weightings. Although we do not plan to make any significant sector bets, we are trying to capitalize on a number of secular trends that represent attractive investment opportunities. These include medical advancements, infrastructure rebuilding, outsourcing and innovation in consumer electronics.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2005.

5

A LOOK AT PERFORMANCE

For the period ended October 31, 2005

	Class A	Class B	Class C
Inception date	11-1-00	11-1-00	11-1-00

Average annual returns with maximum sales charge (POP)
One year	13.68%	13.90%	17.74%

Since inception	–5.80	–5.85	–5.49

Cumulative total returns with maximum sales charge (POP)
One year	13.68	13.90	17.74

Since inception	–25.83	–26.01	–24.60

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s MidCap 400 Index.

	Class B	Class C1
Period beginning	11-1-00	11-1-00

Without sales charge	$7,550	$7,540

With maximum sales charge	7,399	7,540

Index	14,236	14,236

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of October 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
Standard & Poor’s MidCap 400 Index is an unmanaged index of 400 domestic stocks of medium-size companies.
It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.
1 No contingent deferred sales charge applicable.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on
    purchases or redemptions (varies by share class), minimum
    account fee charge, etc.

▪ Ongoing operating expenses including management
    fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,141.80	$8.10
Class B	1,138.80	11.86
Class C	1,137.30	11.86

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,017.64	$7.63
Class B	1,014.12	11.17
Class C	1,014.11	11.17

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

[1] Expenses are equal to the Fund's annualized expense ratio of 1.50%, 2.20% and 2.20% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on October 31, 2005

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 97.17%		$14,427,219
(Cost $12,463,888)
Aerospace & Defense 1.97%		291,825

L-3 Communications Holdings, Inc.	3,750	291,825
Air Freight & Logistics 4.21%		624,787

C.H. Robinson Worldwide, Inc.	8,600	303,236

Expeditors International of Washington, Inc.	5,300	321,551
Application Software 4.16%		617,690

Jack Henry & Associates, Inc.	16,500	296,670

Kronos, Inc. (I)	7,000	321,020
Asset Management & Custody Banks 2.01%		298,680

Eaton Vance Corp.	12,000	298,680
Auto Parts & Equipment 2.00%		296,424

Autoliv, Inc.	6,900	296,424
Biotechnology 3.52%		522,652

Invitrogen Corp. (I)	3,850	244,822

Martek Biosciences Corp. (I) (L)	9,000	277,830
Casinos & Gaming 3.38%		502,564

Alliance Gaming Corp. (I)	20,400	220,524

Station Casinos, Inc.	4,400	282,040
Computer Hardware 2.64%		391,379

Avid Technology, Inc. (I)	7,950	391,379
Computer Storage & Peripherals 3.83%		568,620

QLogic Corp. (I)	8,700	262,392

SanDisk Corp. (I)	5,200	306,228
Construction & Engineering 3.97%		590,040

Chicago Bridge & Iron Co., N.V. (NY Reg Shares) (Netherlands)	13,200	294,360

Stantec, Inc. (Canada) (I)	9,600	295,680

See notes to financial statements.

10

F I N A N C I A L   S TAT E M E N T S

Issuer	Shares	Value
Consumer Electronics 2.32%		$344,517

Harman International Industries, Inc.	3,450	344,517
Consumer Finance 1.52%		225,620

Portfolio Recovery Associates, Inc. (I)	5,800	225,620
Diversified Commercial Services 3.99%		592,508

ChoicePoint, Inc. (I)	7,200	304,272

Universal Technical Institute, Inc. (I)	9,200	288,236
Electronic Equipment Manufacturers 4.90%		727,585

Amphenol Corp. (Class A)	4,150	165,875

Cognex Corp.	9,900	282,942

FLIR Systems, Inc. (I)	13,300	278,768
Employment Services 2.17%		321,538

Monster Worldwide, Inc. (I)	9,800	321,538
Food Retail 2.14%		318,318

Red Robin Gourmet Burgers, Inc. (I)	6,600	318,318
Health Care Equipment 5.54%		822,462

Cytyc Corp. (I)	11,200	283,920

Kyphon, Inc. (I)	6,300	252,567

ResMed, Inc. (I)	7,500	285,975
Health Care Services 2.02%		300,414

Covance, Inc. (I)	6,175	300,414
Health Care Supplies 1.77%		263,418

Gen-Probe, Inc. (I)	6,450	263,418
Industrial Machinery 4.04%		599,929

Finning International, Inc. (Canada)	8,700	284,554

Middleby Corp. (The) (I)	4,350	315,375
IT Consulting & Other Services 4.14%		615,044

Anteon International Corp. (I)	6,850	309,620

CACI International, Inc. (Class A) (I)	5,600	305,424
Oil & Gas Drilling 1.80%		267,657

Nabors Industries Ltd. (Bermuda) (I)	3,900	267,657
Oil & Gas Equipment & Services 2.11%		312,750

BJ Services Co.	9,000	312,750
Oil & Gas Exploration & Production 1.97%		291,960

Whiting Petroleum Corp. (I)	7,200	291,960

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

Issuer			Shares	Value
Pharmaceuticals 1.67%				$247,800

Medicis Pharmaceutical Corp. (Class A) (L)			8,400	247,800
Property & Casualty Insurance 1.91%				283,560

Ambac Financial Group, Inc.			4,000	283,560
Regional Banks 6.13%				910,811

Cullen/Frost Bankers, Inc.			5,550	293,151

UCBH Holdings, Inc.			17,000	295,800

Umpqua Holdings Corp.			12,100	321,860
Restaurants 2.16%				320,034

Cheesecake Factory, Inc. (The) (I) (L)			9,325	320,034
Semiconductor Equipment 3.23%				479,558

Novellus Systems, Inc. (I)			10,000	218,600

Varian Semiconductor Equipment Associates, Inc. (I)			6,900	260,958
Specialty Stores 6.14%				911,540

Michaels Stores, Inc.			9,000	297,720

O’Reilly Automotive, Inc. (I)			11,100	313,020

PETsMART, Inc.			12,800	300,800
Steel 1.90%				281,827

Steel Dynamics, Inc.			9,100	281,827
Thrifts & Mortgage Finance 1.91%				283,708

IndyMac Bancorp, Inc.			7,600	283,708

Issuer, description			Shares	Value

Short-term investments 8.39%				$1,245,602
(Cost $1,245,602)
Cash Equivalents 4.56%				677,602

AIM Cash Investment Trust (T)			677,602	677,602

	Interest	Credit	Par value
	rate	rating (A)	(000)
Government U.S. Agency 3.83%				568,000

Federal National Mortgage Assn.,
Discount Note 11-7-06	Zero	AAA	$568	568,000

See notes to financial statements.

12

F I N A N C I A L    S TAT E M E N T S

Total investments 105.56%	$15,672,821

Other assets and liabilities, net (5.56%)	($825,177)

Total net assets 100.00%	$14,847,644

(A)	Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available, unless indicated otherwise.

(I)	Non-income-producing security.

(L)	All or a portion of this security is on loan as of October 31, 2005.

(T)	Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

13

F I N A N C I A L    S TAT E M E N T S

ASSETS AND
LIABILITIES

October 31, 2005

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $13,709,490)
including $664,901 of securities loaned	$15,672,821
Cash	2,502
Receivable for investments sold	23,852
Receivable for shares sold	96,513
Dividends receivable	416
Receivable from affiliates	29,239
Other assets	1,271
Total assets	15,826,614

Liabilities
Payable for investments purchased	212,597
Payable for shares repurchased	4,924
Payable upon return of securities loaned	677,602
Payable to affiliates
Management fees	31,649
Distribution and service fees	1,294
Other	5,725
Other payables and accrued expenses	45,179
Total liabilities	978,970

Net assets
Capital paid-in	27,132,786
Accumulated net realized loss on investments
and foreign currency transactions	(14,247,485)
Net unrealized appreciation of investments	1,963,331
Accumulated net investment loss	(988)
Net assets	$14,847,644

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($7,309,473 ÷ 935,819 shares)	$7.81
Class B ($5,639,592 ÷ 747,295 shares)	$7.55
Class C ($1,898,579 ÷ 251,668 shares)	$7.54

Maximum offering price per share
Class A1 ($7.81 ÷ 95%)	$8.22

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

14

F I N A N C I A L    S TAT E M E N T S

OPERATIONS

For the year ended
October 31, 2005

This Statement
of Operations
summarizes the
Fund’s investment
income earned and
expenses incurred
in operating the
Fund. It also
shows net gains
(losses) for the
period stated.

Investment income
Dividends (net of foreign withholding taxes of $768)	$69,857
Interest	8,807
Securities lending	7,506
Total investment income	86,170

Expenses
Investment management fees	116,438
Class A distribution and service fees	19,650
Class B distribution and service fees	53,607
Class C distribution and service fees	17,879
Transfer agent fees	62,072
Registration and filing fees	37,155
Printing	30,412
Professional fees	21,256
Custodian fees	20,646
Miscellaneous	4,427
Accounting and legal services fees	2,872
Trustees’ fees	788
Securities lending fees	354
Interest	213
Total expenses	387,769
Less expense reductions	(132,250)
Net expenses	255,519
Net investment loss	(169,349)

Realized and unrealized gain
Net realized gain on
Investments	2,359,048
Foreign currency transactions	187
Change in net unrealized appreciation (depreciation)
of investments	116,548
Net realized and unrealized gain	2,475,783
Increase in net assets from operations	$2,306,434

See notes to financial statements.

15

F I N A N C I A L    S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-04	10-31-05

Increase (decrease) in net assets
From operations
Net investment loss	($169,349)	($169,349)
Net realized gain	941,355	2,359,235
Change in net unrealized
appreciation (depreciation)	(434,083)	116,548
Increase in net assets resulting
from operations	337,923	2,306,434
From Fund share transactions	(557,673)	(816,707)

Net assets
Beginning of period	13,577,667	13,357,917
End of period[1]	$13,357,917	$14,847,644

1 Includes accumulated net investment loss of $868 and $988, respectively.

See notes to
financial statements.

16

F I N A N C I A L    H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01[1,2]	10-31-02[2]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$10.00	$7.17	$4.66	$6.34	$6.53
Net investment loss[3]		(0.06)	(0.05)	(0.05)	(0.06)
Net realized and unrealized
gain (loss) on investments	(2.73)	(2.45)	1.73	0.24	1.34
Total from investment operations	(2.83)	(2.51)	1.68	0.19	1.28
Net asset value, end of period	$7.17	$4.66	$6.34	$6.53	$7.81
Total return[4,5] (%)	(28.30)[6]	(35.01)	36.05	3.00	19.60

Ratios and supplemental data
Net assets, end of period
(in millions)	$12	$6	$6	$6	$7
Ratio of expenses
to average net assets (%)	1.50[7]	1.50	1.50	1.50	1.50
Ratio of adjusted expenses
to average net assets[8] (%)	2.47[7]	2.13	2.68	2.39	2.47
Ratio of net investment loss
to average net assets (%)	(1.09)[7]	(0.89)	(0.97)	(0.80)	(0.87)
Portfolio turnover (%)	97	144	46	50	62

See notes to financial statements.

17

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01[1,2]	10-31-02[2]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$10.00	$7.12	$4.59	$6.21	$6.35
Net investment loss[3]	(0.17)	(0.10)	(0.08)	(0.09)	(0.11)
Net realized and unrealized
gain (loss) on investments	(2.71)	(2.43)	1.70	0.23	1.31
Total from investment operations	(2.88)	(2.53)	1.62	0.14	1.20
Net asset value, end of period	$7.12	$4.59	$6.21	$6.35	$7.55
Total return[4,5] (%)	(28.80)[6]	(35.53)	35.29	2.25	18.90

Ratios and supplemental data
Net assets, end of period
(in millions)	$11	$5	$6	$5	$6
Ratio of expenses
to average net assets (%)	2.20[7]	2.18	2.17	2.20	2.20
Ratio of adjusted expenses
to average net assets[8] (%)	3.17[7]	2.81	3.35	3.09	3.17
Ratio of net investment loss
to average net assets (%)	(1.80)[7]	(1.57)	(1.64)	(1.50)	(1.57)
Portfolio turnover (%)	97	144	46	50	62

See notes to financial statements.

18

CLASS C SHARES

Period ended	10-31-01[1,2]	10-31-02[2]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$10.00	$7.12	$4.59	$6.21	$6.35
Net investment loss[3]	(0.17)	(0.10)	(0.09)	(0.09)	(0.11)
Net realized and unrealized
gain (loss) on investments	(2.71)	(2.43)	1.71	0.23	1.30
Total from investment operations	(2.88)	(2.53)	1.62	0.14	1.19
Net asset value, end of period	$7.12	$4.59	$6.21	$6.35	$7.54
Total return[4,5] (%)	(28.80)[6]	(35.53)	35.29	2.25	18.74

Ratios and supplemental data
Net assets, end of period
(in millions)	$4	$2	$2	$2	$2
Ratio of expenses
to average net assets (%)	2.20[7]	2.20	2.20	2.20	2.20
Ratio of adjusted expenses
to average net assets[8] (%)	3.17[7]	2.83	3.38	3.09	3.17
Ratio of net investment loss
to average net assets (%)	(1.78)[7]	(1.59)	(1.67)	(1.49)	(1.57)
Portfolio turnover (%)	97	144	46	50	62

1 Class A, Class B and Class C shares began operations on 11-1-00.

2 Audited by previous auditor.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

19

NOTES TO STATEMENTS

Note A
Accounting policies

John Hancock Focused Equity Fund (the “Fund”) is a non-diver-sified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

20

Foreign currency
translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2005, the Fund loaned securities having a market

21

value of $664,901 collateralized by cash in the amount of $677,602. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of coun-terparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on October 31, 2005.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $14,235,736 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2010 --$14,090,728 and October 31, 2011 -- $145,008.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the years ended October 31, 2004 and October 31, 2005.  Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2005, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

22

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, until June 30, 2005 the Fund paid a monthly management fee to the Adviser, at annual rate of 0.85% of the Fund’s average daily net asset value.  Effective July 1, 2005, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $800,000,000 of the Fund’s average daily net asset value and (b) 0.80% of Fund’s average daily net asset value in excess of $800,000,000.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees, to 1.20% of the Fund’s average daily net asset value, on an annual basis, at least until February 28, 2006. Accordingly, the expense reductions related to the total expense limitation amounted to $129,466 for the year ended October 31, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2005, JH Funds received net up-front sales charges of $17,706 with regard to sales of Class A shares. Of this amount, $2,747 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $13,576 was paid as sales commissions to unrelated broker-dealers and $1,383 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2005, CDSCs received by JH Funds amounted to $24,583 for Class B shares and $107 for Class C shares.

23

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $2,784 for the year ended October 31, 2005. Signature Services reserves the right to terminate this limitation at any time. Effective January 1, 2006 the Adviser has agreed to limit transfer agent fees on each class to 0.30% of the Fund’s average daily net asset value, at least until December 31, 2006.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $2,872. The Fund also paid the Adviser the amount of $245 for certain publishing services, included in the printing fees. The Fund also paid JHLICo the amount of $280 for certain compliance costs, included in the miscellaneous expenses.

The Adviser and other subsidiaries of JHLICo owned 98,000 Class A shares of beneficial interest of the Fund on October 31, 2005.

Mr. James R. Boyle is an offi-cer of certain affiliates of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaf-filiated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

24

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-04		Year ended 10-31-05
	Shares	Amount	Shares	Amount

Class A shares
Sold	328,589	$2,131,295	378,967	$2,905,706
Repurchased	(299,549)	(1,937,177)	(392,499)	(2,890,888)
Net increase (decrease)	29,040	$194,118	(13,532)	$14,818

Class B shares
Sold	286,793	$1,815,065	251,205	$1,842,911
Repurchased	(355,686)	(2,245,393)	(333,650)	(2,370,063)
Net decrease	(68,893)	($430,328)	(82,445)	($527,152)

Class C shares
Sold	62,512	$397,788	68,745	$505,934
Repurchased	(113,257)	(719,251)	(114,664)	(810,307)
Net decrease	(50,745)	($321,463)	(45,919)	($304,373)

Net decrease	(90,598)	($557,673)	(141,896)	($816,707)

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2005, aggregated $8,359,030 and $9,299,662, respectively.

The cost of investments owned on October 31, 2005, including short-term investments, for federal income tax purposes, was $13,721,239. Gross unrealized appreciation and depreciation of investments aggregated $2,490,782 and $539,200, respectively, resulting in net unrealized appreciation of $1,951,582. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Reclassification
of accounts

During the year ended October 31, 2005, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $165, a decrease in accumulated net investment loss of $169,229 and a decrease in capital paid-in of $169,064. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for net operating loss, deferred compensation and certain foreign currency adjustments. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

25

Note F Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 1,633,671 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

		W I T H H E L D
	F O R	A U T H O R I T Y

James F. Carlin	1,579,315	54,356
Richard P. Chapman, Jr.	1,578,524	55,147
William H. Cunningham	1,578,524	55,147
Ronald R. Dion	1,579,315	54,356
Charles L. Ladner	1,579,315	54,356
Dr. John A. Moore	1,578,524	55,147
Patti McGill Peterson	1,578,524	55,147
Steven R. Pruchansky	1,578,524	55,147
James A. Shepherdson*	1,579,315	54,356
* Mr. James A. Shepherdson resigned effective July 15, 2005.

Change in independent auditor
(unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund’s Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended October 31, 2006.  During the two most recent fiscal years, Deloitte & Touche LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports quali-fied as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

26

AUDITORS’ REPORT Report of Deloitte & Touche LLP, Independent Registered Public Accounting Firm

To the Board of Trustees of the John Hancock Series Trust and Shareholders of John Hancock Focused Equity Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Focused Equity Fund (the "Fund"), as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2004 and 2005 and the financial highlights for each of the years in the three-year period ended October 31, 2005. These financial statements and finan-cial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two year period ended October 31, 2002, were audited by other auditors whose report dated December 13, 2002 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2005, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP Boston, Massachusetts December 9, 2005

27

TAX INFORMATION Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2005.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

28

Board Consideration
of and Continuation
of Investment
Advisory Agreement:
John Hancock Focused
Equity Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Series Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Focused Equity Fund (the “Fund”).

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality
of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark

29

indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was lower than the median and average performance of its Universe and the performance of its benchmark indexes, the Lipper Mid-Cap Growth Funds Index and the S&P 400 Mid-Cap Index, for the time periods under review. The Adviser discussed with the Board factors contributing to the Fund’s under-performance. The Board recognized the relatively short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rates payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/limit arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/limits into account (the “Net Advisory Rate”). The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and that the Net Advisory Rate was higher than the median rate of the Peer Group. The Board favorably considered the Adviser’s agreement to waive its entire management fee for a specified time period. The Board concluded that the Advisory Agreement Rate and the Net Advisory Rate were reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was lower than the Peer Group’s and equal to the Universe’s median total operating expense ratio. The Board favorably considered that the Adviser reimbursed a portion of the Fund’s operating expenses.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the actions taken to reduce the Fund’s overall fees and expenses and plans for improving the Fund’s performance supported the re-approval of the Advisory Agreements.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across

30

a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to the addition of breakpoints to the Advisory Agreement Rate.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to
the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and
broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

31

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the
Trustees manage the day-to-day operations of the Fund and
execute policies formulated by the Trustees.

Independent Trustees
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	2000	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2000	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	2000	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet

32

Independent Trustees (continued)
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2000	143
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank – Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2000	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	2005	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2000	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

33

Non-Independent Trustee[3]
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees
Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952		2000
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947		2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments –
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments – Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955		2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

34

Notes to Trustees and Officers pages
The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
The Statement of Additional Information of the Fund includes additional information about members of the
Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.
[1] Each Trustee serves until resignation, retirement age or until his or her successor is elected.
[2] Member of Audit Committee.
[3] Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

35

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
International Fund
Large Cap Equity Fund
Large Cap Growth Fund
Large Cap Select Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Growth Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Biotechnology Fund
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Wilmer Cutler Pickering
601 Congress Street	One Wall Street	Hale and Dorr LLP
Boston, MA 02210-2805	New York, NY 10286	60 State Street
Boston, MA 02109-1803
Principal distributor	Transfer agent
John Hancock Funds, LLC	John Hancock Signature	Independent registered
601 Congress Street	Services, Inc.	public accounting firm
Boston, MA 02210-2805	1 John Hancock Way,	Deloitte & Touche LLP
	Suite 1000	200 Berkeley Street
	Boston, MA 02217-1000	Boston, MA 02116-5022

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

37

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Focused Equity Fund.

6100A 10/05 12/05

JOHN HANCOCK

Mid Cap Equity Fund

10.31.2005 **Annual Report**

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

Trustees & officers
page 31

For more information
page 37

To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund’s Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company’s executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds’ open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

For one example, we have recently added five “Lifestyle Portfolio” funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds’ commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

Keith F. Hartstein,

President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2005. They are subject to change at any time.

Over the last twelve months

▪ Mid-cap stocks led a broad advance in the stock market, which posted double-digit gains despite some significant volatility.
▪ The portfolio outperformed its benchmark and peer group thanks to prudent stock selection, especially in the consumer discretionary and industrial sectors.
▪ Health care and information technology stocks also contributed favorably to results, while financials detracted from performance.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
2.4%	Avid Technology, Inc.
2.3%	Red Robin Gourmet Burgers, Inc.
2.3%	Monster Worldwide, Inc.
2.3%	Kronos, Inc.
2.2%	Cullen/Frost Bankers, Inc.
2.2%	O’Reilly Automotive, Inc.
2.2%	Finning International, Inc.
2.2%	Anteon International Corp.
2.2%	L-3 Communications Holdings, Inc.
2.2%	Expeditors International of Washington, Inc.
As a percentage of net assets on October 31, 2005.

YOUR FUND
AT A GLANCE
The Fund seeks
long-term capital
appreciation by nor-
mally investing at
least 80% of its
assets in equity
securities of
medium-capitaliza-
tion companies in
the range of the
Standard & Poor’s
MidCap 400 Index.

1

BY ALAN E. NORTON, CFA, AND HENRY E. MEHLMAN, CFA, PORTFOLIO MANAGERS

MANAGERS’ REPORT

JOHN HANCOCK Mid Cap Equity Fund

The year ended October 31, 2005 was an eventful period for the stock market, with a number of twists and turns. In the end, though, most of the major stock indexes posted double-digit gains for the one-year period. Mid-cap stocks led the market’s advance, providing the best of both worlds -- faster growth rates than larger companies and higher quality than smaller companies.

A series of noteworthy subplots led to several sizable swings in the market’s direction. Stocks finished 2004 on a strong note, rallying sharply during the last two months of the year. But the market gave back most of those gains in early 2005 as soaring energy prices and a series of short-term interest rate hikes by the Federal Reserve led to concerns about a slowdown in the economy and corporate earnings growth.

“Mid-cap stocks led the market’s advance...”

However, corporate profits turned out to be surprisingly strong overall, and economic data also came in better than expected, sparking a stock market rebound that lasted through much of the summer. Then came the hurricanes that wreaked havoc on the Gulf Coast and the subsequent surge in oil prices to more than $70 a barrel, which put a damper on investor confidence and sent stocks back down.

Despite the disappointing finish to the one-year period, the market’s overall performance was positive. The Standard & Poor’s MidCap 400 Index returned 17.64%, well ahead of the 8.72% return of the large-cap Standard & Poor’s 500 Index. Value stocks continued to outpace growth-oriented issues across all market capitalizations.

Fund performance and strategy

For the year ended October 31, 2005, John Hancock Mid Cap Equity Fund’s Class A, Class B, Class C and Class I shares posted total returns of 20.31%, 19.72%, 19.72% and 20.58%, respectively, at net asset value. These results surpassed the 14.10%

2

return of the average mid-cap growth fund, according to Lipper, Inc.1, as well as the Standard & Poor’s MidCap 400 Index. Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

We believe that our success during the past year was the result of strict adherence to our balanced, disciplined investment strategy. We strive for a well-diversified portfolio of high-quality mid-cap companies with seasoned management teams, dominant market positions, strong balance sheets, superior profit margins and consistent earnings growth. We also look to take advantage of valuation opportunities, which is especially valuable in a volatile market environment.

Winners led by consumer discretionary and industrials

Our emphasis on bottom-up individual stock selection helped the portfolio navigate the difficult shoals of the past year. Stock selection was most successful in the consumer discretionary and industrial sectors. Our consumer discretionary stocks were well diversified, ranging from homebuilders to retailers to gaming companies. Since the Fund’s inception, homebuilders Pulte Homes and Lennar have provided strong returns, and they were among the top contributors over the past year. However, we chose to sell both stocks in mid-2005.

Other top contributors in this sector included specialty retailers Michaels Stores, Inc. and O’Reilly Automotive, Inc., as well as casino operator Station Casinos, Inc. Each of these companies delivered solid earnings growth that exceeded expectations.

“Our emphasis on bottom-up individual stock selection helped the portfolio navigate the difficult shoals of the past year.”

In the industrial sector, our best performers were construction companies Chicago Bridge & Iron Co. N.V. and Jacobs Engineering. Chicago Bridge, which makes gas storage tanks, benefited from rising oil prices, while construction services provider Jacobs won a big NASA contract. We took profits and sold our stake.

3

Sector
distribution[2]

Information
technology -- 23%

Industrials -- 22%

Consumer discretionary -- 19%

Health care -- 15%

Financials -- 13%

Energy -- 6%

Materials -- 2%

Health care and technology provided the best . . ..

The portfolio’s health care and information technology holdings contributed positively to relative performance, but stock selection in both sectors was mixed, comprising some of the best and worst performers in the portfolio.

The top relative performance contributor was a technology company -- SanDisk Corp., one of the leading makers of flash memory. Flash memory is used in consumer electronic devices to store data when the devices are turned off. The exploding popularity of portable music players (such as the iPod), digital cameras and cell phones boosted demand for SanDisk’s products.

In the health care sector, ResMed, Inc. was one of the top contributors to performance. The company makes products that treat sleep apnea, which is an underdiagnosed medical condition that can lead to other health problems. Strong global sales and successful new products enhanced profits at ResMed.

...and the worst

On the downside, the worst performer in the portfolio was FLIR Systems, Inc., a technology stock that was recently added to the portfolio. FLIR makes thermal imaging and night vision systems. The company reported unexpectedly weak earnings right at the end of the period, and the stock fell sharply. We believe this is a short-term issue, and we intend to remain patient with the stock.

Another weak performer was Medicis Pharmaceutical Corp., a biotechnology company that specializes in skin-care products. The company agreed to acquire breast-implant maker Inamed in early

4

2005, but Inamed has had difficulty getting FDA approval for its latest silicon breast implants.

Financial stocks lagged

One of the few sectors where stock selection detracted from relative results was the financial sector. The most disappointing performers in this segment of the portfolio included municipal bond insurer Ambac Financial Group, Inc., which is facing a more challenging environment for their products, and regional bank Texas Regional Bancshares, which suffered losses in the Gulf Coast hurricanes and we sold it.

“We intend to maintain the portfolio’s diversification and balanced sector weightings.”

Outlook

We believe the prospects for the mid-cap segment of the stock market look promising. The economy appears to be healthy enough for companies with strong products and good execution to deliver solid growth rates.

We intend to maintain the portfolio’s diversification and balanced sector weightings. Although we do not plan to make any significant sector bets, we are trying to capitalize on a number of secular trends that represent attractive investment opportunities. These include medical advancements, infrastructure rebuilding, outsourcing and innovation in consumer electronics.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

[1] Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2005.

5

A LOOK AT PERFORMANCE For the period ended October 31, 2005

	Class A	Class B	Class C	Class I1
Inception date	8-4-03	8-4-03	8-4-03	8-4-03

Average annual returns with maximum sales charge (POP)
One year	14.31%	14.72%	18.72%	20.58%

Since inception	14.24	15.22	16.34	17.25

Cumulative total returns with maximum sales charge (POP)
One year	14.31	14.72	18.72	20.58

Since inception	34.77	37.37	40.37	42.84

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s MidCap 400 Index.

	Class B	Class C1	Class I2
Period beginning	8-4-03	8-4-03	8-4-03

Without sales charge	$14,037	$14,037	$14,284

With maximum sales charge	13,737	14,037	14,284

Index	14,655	14,655	14,655

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s MidCap 400 Index is an unmanaged index of 400 domestic stocks of medium-size companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR EXPENSES
These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.
▪ Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,145.50	$6.49
Class B	1,142.50	8.92
Class C	1,142.50	8.92
Class I	1,147.40	4.87

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,019.15	$6.11
Class B	1,016.88	8.39
Class C	1,016.88	8.39
Class I	1,020.67	4.59

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.20%, 1.65%, 1.65% and 0.90% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS Securities owned by the Fund on October 31, 2005

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 100.23%		$2,680,500
(Cost $2,352,954)
Aerospace & Defense 2.18%		58,365

L-3 Communications Holdings, Inc.	750	58,365
Air Freight & Logistics 4.23%		113,170

Expeditors International of Washington, Inc.	950	57,636

Robinson (C.H.) Worldwide, Inc.	1,575	55,534
Application Software 4.33%		115,851

Henry (Jack) & Associates, Inc.	3,000	53,940

Kronos, Inc. (I)	1,350	61,911
Asset Management & Custody Banks 2.14%		57,247

Eaton Vance Corp.	2,300	57,247
Auto Parts & Equipment 2.01%		53,700

Autoliv, Inc.	1,250	53,700
Biotechnology 3.57%		95,495

Invitrogen Corp. (I)	725	46,103

Martek Biosciences Corp. (I)(L)	1,600	49,392
Casinos & Gaming 3.60%		96,122

Alliance Gaming Corp. (I)	4,000	43,240

Station Casinos, Inc.	825	52,882
Computer Hardware 2.39%		63,999

Avid Technology, Inc. (I)	1,300	63,999
Computer Storage & Peripherals 4.01%		107,217

QLogic Corp. (I)	1,700	51,272

SanDisk Corp. (I)	950	55,945
Construction & Engineering 1.81%		48,502

Chicago Bridge & Iron Co. N.V. (NY Reg Shares) (Netherlands)	2,175	48,502

See notes to financial statements.

10

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Consumer Electronics 2.11%		$56,421

Harman International Industries, Inc.	565	56,421
Diversified Commercial Services 7.70%		206,077

ChoicePoint, Inc. (I)	1,300	54,938

Portfolio Recovery Associates, Inc. (I)	1,050	40,845

Stantec, Inc. (Canada) (I)	1,750	53,900

Universal Technical Institute, Inc. (I)	1,800	56,394
Electronic Equipment Manufacturers 4.89%		130,775

Amphenol Corp. (Class A)	700	27,979

Cognex Corp.	1,800	51,444

FLIR Systems, Inc. (I)	2,450	51,352
Employment Services 2.33%		62,339

Monster Worldwide, Inc. (I)	1,900	62,339
Health Care Equipment 5.70%		152,289

Cytyc Corp. (I)	2,000	50,700

Kyphon, Inc. (I)	1,250	50,113

ResMed, Inc. (I)	1,350	51,476
Health Care Services 2.09%		55,948

Covance, Inc. (I)	1,150	55,948
Health Care Supplies 2.00%		53,500

Gen-Probe, Inc. (I)	1,310	53,500
Industrial Machinery 4.24%		113,248

Finning International, Inc. (Canada)	1,800	58,873

Middleby Corp. (The) (I)	750	54,375
IT Consulting & Other Services 4.24%		113,300

Anteon International Corp. (I)	1,300	58,760

CACI International, Inc. (Class A) (I)	1,000	54,540
Oil & Gas Drilling 2.05%		54,904

Nabors Industries Ltd. (Bermuda) (I)	800	54,904
Oil & Gas Equipment & Services 1.95%		52,125

BJ Services Co.	1,500	52,125
Oil & Gas Exploration & Production 2.05%		54,743

Whiting Petroleum Corp. (I)	1,350	54,743
Pharmaceuticals 1.77%		47,200

Medicis Pharmaceutical Corp. (Class A) (L)	1,600	47,200

See notes to financial statements.

11

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Property & Casualty Insurance 2.01%		$53,876

Ambac Financial Group, Inc.	760	53,876
Regional Banks 6.44%		172,293

Cullen/Frost Bankers, Inc.	1,125	59,423

UCBH Holdings, Inc.	3,200	55,680

Umpqua Holdings Corp.	2,150	57,190
Restaurants 4.46%		119,327

Cheesecake Factory, Inc. (The) (I)	1,650	56,628

Red Robin Gourmet Burgers, Inc. (I)	1,300	62,699
Semiconductor Equipment 3.54%		94,630

Novellus Systems, Inc. (I)	1,950	42,627

Varian Semiconductor Equipment Associates, Inc. (I)	1,375	52,003
Specialty Stores 6.41%		171,377

Michaels Stores, Inc.	1,650	54,582

O’Reilly Automotive, Inc. (I)	2,100	59,220

PETsMART, Inc.	2,450	57,575
Steel 2.03%		54,198

Steel Dynamics, Inc.	1,750	54,198
Thrifts & Mortgage Finance 1.95%		52,262

IndyMac Bancorp, Inc.	1,400	52,262

Issuer, description	Shares	Value

Short-term investments 2.83%		$75,623
(Cost $75,623)
Cash Equivalents 2.83%		75,623

AIM Cash Investment Trust (T)	75,623	75,623

Total investments 103.06%		$2,756,123

Other assets and liabilities, net (3.06%)		($81,893)

Total net assets 100.00%		$2,674,230

(I)	Non-income-producing security.

(L)	All or a portion of this security is on loan as of October 31, 2005.

(T)	Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer. The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

12

F I N A N C I A L    S TAT E M E N T S

ASSETS AND LIABILITIES

October 31, 2005

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $2,428,577)
including $74,140 of securities loaned	$2,756,123
Cash	14,069
Receivable for investments sold	27,013
Dividends receivable	80
Receivable from affiliates	12,427
Other assets	50
Total assets	2,809,762

Liabilities
Payable for investments purchased	32,333
Payable upon return of securities loaned	75,623
Payable to affiliates
Management fees	3,620
Distribution and service fees	117
Other	160
Other payables and accrued expenses	23,679
Total liabilities	135,532

Net assets
Capital paid-in	1,998,160
Accumulated net realized gain on investments and
foreign currency transactions	348,551
Net unrealized appreciation of investments	327,546
Accumulated net investment loss	(27)
Net assets	$2,674,230

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares authorized
with no par value
Class A ($2,274,798 ÷ 170,000 shares)	$13.38
Class B ($132,345 ÷ 10,000 shares)	$13.23
Class C ($132,345 ÷ 10,000 shares)	$13.23
Class I ($134,742 ÷ 10,000 shares)	$13.47

Maximum offering price per share
Class A1 ($13.38 ÷ 95%)	$14.08

[1]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

13

F I N A N C I A L    S TAT E M E N T S

OPERATIONS

For the year ended
October 31, 2005

This Statement
of Operations
summarizes the
Fund’s investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses) for
the period stated.

Investment income
Dividends (net of foreign withholding taxes of $129)	$12,755
Securities lending	914
Interest	365
Total investment income	14,034

Expenses
Investment management fees	20,261
Class A distribution and service fees	6,462
Class B distribution and service fees	942
Class C distribution and service fees	942
Class A, B and C transfer agent fees	1,225
Class I transfer agent fees	64
Printing	17,918
Professional fees	11,116
Custodian fees	8,699
Registration and filing fees	4,879
Miscellaneous	2,719
Accounting and legal services fees	628
Trustees’ fees	145
Securities lending fees	42
Total expenses	76,042
Less expense reductions	(44,890)
Net expenses	31,152
Net investment loss	(17,118)

Realized and unrealized gain
Net realized gain on
Investments	365,617
Foreign currency transactions	8
Change in net unrealized appreciation (depreciation)
of investments	110,400
Net realized and unrealized gain	476,025
Increase in net assets from operations	$458,907

See notes to financial statements.

14

F I N A N C I A L    S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders.

	Year	Year
	ended	ended
	10-31-04	10-31-05

Increase (decrease) in net assets
From operations
Net investment loss	($13,489)	($17,118)
Net realized gain	120,057	365,625
Change in net unrealized
appreciation (depreciation)	(18,371)	110,400
Increase in net assets resulting
from operations	88,197	458,907
Distributions to shareholders
From net realized gain
Class A	(30,011)	(90,525)
Class B	(1,765)	(5,325)
Class C	(1,765)	(5,325)
Class I	(1,765)	(5,325)
	(35,306)	(106,500)

Net assets
Beginning of period	2,268,932	2,321,823
End of period[1]	$2,321,823	$2,674,230

[1]	Includes accumulated net investment loss of $3 and $27, respectively.

See notes to financial statements.

15

F I N A N C I A L    H I G H L I G H T S

FINANCIAL HIGHLIGHTS
CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-03[1]	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$10.00	$11.35	$11.61
Net investment loss[2]	(0.01)	(0.06)	(0.08)
Net realized and unrealized
gain on investments	1.36	0.50	2.38
Total from
investment operations	1.35	0.44	2.30
Less distributions
From net realized gain	--	(0.18)	(0.53)
Net asset value, end of period	$11.35	$11.61	$13.38
Total return[3,4] (%)	13.50[5]	3.92	20.31

Ratios and supplemental data
Net assets, end of period
(in millions)	$2	$2	$2
Ratio of expenses
to average net assets (%)	1.20[6]	1.20	1.20
Ratio of adjusted expenses
to average net assets[7] (%)	6.20[6]	2.42	2.97
Ratio of net investment loss
to average net assets (%)	(0.57)[6]	(0.56)	(0.65)
Portfolio turnover (%)	48	46	63

See notes to financial statements.

16

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-03[1]	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$10.00	$11.33	$11.54
Net investment loss[2]	(0.03)	(0.12)	(0.14)
Net realized and unrealized
gain on investments	1.36	0.51	2.36
Total from
investment operations	1.33	0.39	2.22
Less distributions
From net realized gain	--	(0.18)	(0.53)
Net asset value, end of period	$11.33	$11.54	$13.23
Total return[3,4] (%)	13.30[5]	3.49	19.72

Ratios and supplemental data
Net assets, end of period
(in millions)	-- [8]	-- [8]	--[8]
Ratio of expenses
to average net assets (%)	1.90[6]	1.65	1.65
Ratio of adjusted expenses
to average net assets[7] (%)	6.90[6]	2.87	3.42
Ratio of net investment loss
to average net assets (%)	(1.27)[6]	(1.01)	(1.10)
Portfolio turnover (%)	48	46	63

See notes to financial statements.

17

F I N A N C I A L    H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-03[1]	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$10.00	$11.33	$11.54
Net investment loss[2]	(0.03)	(0.12)	(0.14)
Net realized and unrealized
gain on investments	1.36	0.51	2.36
Total from
investment operations	1.33	0.39	2.22
Less distributions
From net realized gain	--	(0.18)	(0.53)
Net asset value, end of period	$11.33	$11.54	$13.23
Total return[3,4] (%)	13.30[5]	3.49	19.72

Ratios and supplemental data
Net assets, end of period
(in millions)	-- [8]	-- [8]	--[8]
Ratio of expenses
to average net assets (%)	1.90[6]	1.65	1.65
Ratio of adjusted expenses
to average net assets[7] (%)	6.90[6]	2.87	3.42
Ratio of net investment loss
to average net assets (%)	(1.27)[6]	(1.01)	(1.10)
Portfolio turnover (%)	48	46	63

See notes to financial statements.

18

F I N A N C I A L    H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-03[1]	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$10.00	$11.35	$11.66
Net investment loss[2]	(0.01)	(0.03)	(0.04)
Net realized and unrealized
gain on investments	1.36	0.52	2.38
Total from
investment operations	1.35	0.49	2.34
Less distributions
From net realized gain	--	(0.18)	(0.53)
Net asset value, end of period	$11.35	$11.66	$13.47
Total return[3,4] (%)	13.50[5]	4.37	20.58

Ratios and supplemental data
Net assets, end of period
(in millions)	-- [8]	-- [8]	--[8]
Ratio of expenses
to average net assets (%)	0.90[6]	0.90	0.90
Ratio of adjusted expenses
to average net assets[7] (%)	5.90[6]	2.12	2.67
Ratio of net investment loss
to average net assets (%)	(0.27)[6]	(0.26)	(0.35)
Portfolio turnover (%)	48	46	63

[1]	Class A, Class B, Class C and Class I shares began operations on 8-4-03.

[2]	Based on the average of the shares outstanding.

[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[5]	Not annualized.

[6]	Annualized.

[7]	Does not take into consideration expense reductions during the periods shown.

[8]	Less than $500,000.

See notes to financial statements.

19

NOTES TO STATEMENTS

Note A
Accounting policies

John Hancock Mid Cap Equity Fund (the “Fund”) is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

20

Foreign currency
translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2005, the Fund loaned securities having a market value of $74,140 collateralized by cash in the amount of $75,623. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and
distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on

21

investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2004, the tax character of distributions paid was as follows: ordinary income $35,306. During the year ended October 31, 2005, the tax character of distributions paid was as follows: ordinary income $106,500. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2005, the components of distributable earnings on a tax basis included $10,126 of undistributed ordinary income and $388,424 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000 and (c) 0.70% of the Fund’s average daily net asset value in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund’s total expenses, excluding the distribution and service fees and transfer agent fees, to 0.90% of the Fund’s average daily net asset value, on an annual basis, at least until February 28, 2006.  Accordingly, the expense reductions related to this total expense limitation amounted to $43,623 for the year ended October 31, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2005, JH Funds received no up-front sales charges with regard to sales of Class A shares.

Class B shares that are redeemed within six years of

22

purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2005, JH Funds received no CDSCs with regard to Class B shares and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”). For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services has agreed to waive the asset-based portion of its fee for all classes of shares until further notice. Accordingly transfer agent fee reductions amounted to $1,203 for Class A, Class B, and Class C and $64 for Class I shares during the year ended October 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $628. The Fund also paid the Adviser the amount of $1,524 for certain publishing services, included in the printing fees. The Fund also paid JHLICo the amount of $50 for certain compliance costs, included in the miscellaneous expenses.

The Adviser and other subsidiaries of JHLICo owned 170,000 Class A shares of beneficial interest of the Fund on October 31, 2005.

Mr. James R. Boyle is an offi-cer of the certain affiliates of the Adviser, as well as affili-ated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share
transactions

The Fund had no share transactions during the years ended October 31, 2004 and October 31, 2005.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2005, aggregated $1,571,908 and $1,552,822, respectively.

23

The cost of investments owned on October 31, 2005, including short-term investments, for federal income tax purposes, was $2,428,576. Gross unrealized appreciation and depreciation of investments aggregated $437,382 and $109,835, respectively, resulting in net unrealized appreciation of $327,547.

Note E
Reclassification
of accounts

During the year ended October 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $17,073, a decrease in accumulated net investment loss of $17,094 and a decrease in capital paid-in of $21. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for net operating loss, deferred compensation and foreign currency adjustments. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

Note F
Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 190,000 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

		W I T H H E L D
	F O R	A U T H O R I T Y

James F. Carlin	190,000	0
Richard P. Chapman, Jr.	190,000	0
William H. Cunningham	190,000	0
Ronald R. Dion	190,000	0
Charles L. Ladner	190,000	0
Dr. John A. Moore	190,000	0
Patti McGill Peterson	190,000	0
Steven R. Pruchansky	190,000	0
James A. Shepherdson*	190,000	0
* Mr. James A. Shepherdson resigned effective July 15, 2005.

24

Change in
independent auditor
(unaudited)

Based on the recommenda-
tion of the Audit Committee
of the Fund, the Board of
Trustees has determined
not to retain Deloitte &
Touche LLP as the Fund’s
Independent Registered
Public Accounting Firm
and voted to appoint
PricewaterhouseCoopers LLP
for the fiscal year ended
October 31, 2006. During
the two most recent
fiscal years, Deloitte &
Touche LLP’s audit reports
contained no adverse opin-
ion or disclaimer of opinion;
nor were their reports quali-
fied as to uncertainty, audit
scope or accounting princi-
ples. Further, there were
no disagreements between
the Fund and Deloitte &
Touche LLP on accounting
principles, financial state-
ments disclosure or audit
scope, which, if not resolved
to the satisfaction of Deloitte
& Touche LLP, would have
caused them to make refer-
ence to the disagreement in
their reports.

25

AUDITORS’ REPORT Report of Deloitte & Touche LLP, Independent Registered Public Accounting Firm

To the Board of Trustees of the John Hancock Series Trust and
Shareholders of John Hancock Mid Cap Equity Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Mid Cap Equity Fund (the “Fund”), as of October 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended October 31, 2004 and 2005 and the financial highlights for each of the years in the three-year period ended October 31, 2005. These financial statements and finan-cial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. on such financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2005, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP Boston, Massachusetts December 9, 2005

26

TAX INFORMATION Unaudited
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2005.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2005, 100% of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

27

Board Consideration
of and Continuation
of Investment
Advisory Agreement:
John Hancock Mid Cap
Equity Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Series Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Mid Cap Equity Fund (the “Fund”).

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department,(vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality
of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board noted that the Fund had less than three full years of operational history, and considered the performance results for the Fund reported by Lipper through

28

December 31, 2004. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was not appreciably lower than the median and average performance of its Universe for the time period under review. The Board also noted that the Fund’s performance was lower than the performance of its benchmark indexes, the Lipper Mid-Cap Growth Funds Index and the S&P Mid Cap 400 Index, as was the Universe for the time periods under review. The Board recognized the short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rates payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/limit arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/limits into account (the “Net Advisory Rate”). The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rate and the Net Advisory Rate were lower than the median rate of the Peer Group. The Board favorably considered the Adviser’s agreement to waive its entire management fee for a specified time period. The Board concluded that the Advisory Agreement Rate and the Net Advisory Rate were reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was lower than the Peer Group’s and Universe’s median total operating expense ratio. The Board favorably considered that the Adviser reimbursed a portion of the Fund’s operating expenses.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the

29

inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to
the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and
broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

30

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	2003	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2003	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	2003	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet

31

Independent Trustees (continued)
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2003	143
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank – Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2003	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	2005	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2003	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

32

Non-Independent Trustee[3]
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees
Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952		2003
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947		2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments –
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments – Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955		2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

33

Notes to Trustees and Officers pages

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

[1]	Each Trustee serves until resignation, retirement age or until his or her successor is elected.

[2]	Member of Audit Committee.

[3]	Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

34

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
International Fund
Large Cap Equity Fund
Large Cap Growth Fund
Large Cap Select Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Growth Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Biotechnology Fund
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

35

ELECTRONIC DELIVERY Now available from John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we’ll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

▪ No more waiting for the mail to arrive; you’ll receive an
    e-mail notification as soon as the document is ready for
    online viewing.
▪ Reduces the amount of paper mail you receive from
   John Hancock Funds.
▪ Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Wilmer Cutler Pickering
601 Congress Street	One Wall Street	Hale and Dorr LLP
Boston, MA 02210-2805	New York, NY 10286	60 State Street
Boston, MA 02109-1803
Principal distributor	Transfer agent
John Hancock Funds, LLC	John Hancock Signature	Independent registered
601 Congress Street	Services, Inc.	public accounting firm
Boston, MA 02210-2805	1 John Hancock Way,	Deloitte & Touche LLP
	Suite 1000	200 Berkeley Street
	Boston, MA 02217-1000	Boston, MA 02116-5022

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

37

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

8100A 10/05 12/05

JOHN HANCOCK

Technology Fund

10.31.2005 Annual Report

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Manager’s report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

Trustees & officers
page 33

For more information
page 37

To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund’s Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company’s executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds’ open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

For one example, we have recently added five “Lifestyle Portfolio” funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds’ commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2005. They are subject to change at any time.

YOUR FUND AT A GLANCE The Fund seeks long-term growth of capital by normally investing at least 80% of its assets in stocks of U.S. and foreign technology companies.

Over the last twelve months

▪ Technology stocks posted decent gains, although they lagged the better-performing energy- and utility-driven broader market averages.
▪ The Fund performed in line with the Russell 3000 Technology Index, but trailed its Lipper peer group average due to its lack of exposure to the highflying stock Google and its focus on large-cap stocks as small-cap stocks outperformed.
▪ Software company holdings were some of the best performers, and some hardware companies disappointed.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
5.4%	Texas Instruments, Inc.
5.2%	Cadence Design Systems, Inc.
5.1%	Applied Materials, Inc.
4.7%	Oracle Corp.
4.6%	International Business Machines Corp.
4.4%	Cisco Systems, Inc.
4.0%	Business Objects S.A.
4.0%	Tekelec
3.9%	Intel Corp.
3.8%	Microsoft Corp.

As a percentage of net assets on October 31, 2005.

1

BY ANURAG PANDIT, CFA, PORTFOLIO MANAGER

MANAGER’S REPORT

JOHN HANCOCK Technology Fund

Given all the economic and interest rate worries that weighed on them during the 12 months ended October 31, 2005, technology stocks posted decent gains, although they lagged the better-performing energy- and utility-driven broader market averages. In the final two months of 2004, tech stocks rallied strongly in concert with the broader stock market, fueled by expectations that economic growth would accelerate in 2005. But in the early months of 2005, the environment turned decidedly more negative. High oil prices, rising interest rates and worries over a potentially weak economy prompted nervous investors to pull back from tech stocks for fear that American consumers and business would rein in their spending on technology products and services. Valuation concerns also weighed on tech-company stocks given their strong prior advances during 2004. The spring and summer were much kinder to the tech group, thanks to receding worries about the impact on technology companies of higher energy prices and higher interest rates. And, contrary to expectations at the beginning of 2005, tech companies posted surprisingly solid earnings for the period.

“...technology stocks posted
decent gains, although they
lagged the better-performing
energy- and utility-driven
broader market averages.”

Performance

For the 12 months ended October 31, 2005, John Hancock Technology Fund’s Class A, Class B, Class C and Class I shares posted total returns of 4.64%, 4.05%, 4.05% and 5.76%, respectively, at net asset value. During the same 12-month period, the Russell 3000 Technology Index returned 6.57% and the average science and technology fund had a total return of 8.47% according to Lipper, Inc.,1 while the Standard & Poor’s 500 Index returned 8.72% . Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance results.

2

We believe that the Fund’s performance lag stemmed in part from our decision not to own the stock of highflying Internet search-engine Google, which was just shy of doubling in price during the 12-month period. Additionally, our expanded focus on large-cap stocks held us back because smaller-cap companies outperformed.

Software companies lead the way

Given the market’s concerns about a potentially slower economy, we shifted more of our investments toward economically resilient software companies throughout the year. Among our best performers in this area was Digital Insight Corp., a provider of online banking applications and services to financial institutions. The stock price soared as the company posted strong financial results and sharply raised its earnings guidance. Elsewhere in the software segment, we enjoyed good gains from Openwave Systems, Inc., a leading developer of open software solutions for the communications industry, including mobile phone software, multimedia messaging software, email and other applications. It reported better-than-expected financial results, benefiting from rising demand for wireless infrastructure products. Cadence Design Systems, Inc., provider of software to design and verify advanced semiconductors, circuit boards and systems used in consumer electronics, networking and telecommunications equipment, also topped our best-performers list. Another big winner was Autodesk, Inc., a leading design software and digital content company used by customers in the building, manufacturing, infrastructure, digital media and wireless data services industries. We sold our holdings in Autodesk to lock in some profits and look for more attractively priced opportunities elsewhere. In contrast, Mercury Interactive, the leader in application and integration software, was a key disappointment during the period in part because it suffered weaker-than-expected orders in the spring. We sold it, too.

“Given the market’s concerns about a potentially slower economy, we shifted more of our investments toward economically resilient software companies...”

Although we maintained a relatively light weighting in computer hardware companies throughout most of the period, the Fund benefited handsomely from some individual holdings in that segment. A good example was Texas Instruments, Inc., the leading

3

Industry
distribution[2]

Communications
equipment -- 17%

Semiconductors --
14%

Systems
software -- 13%

Computer
hardware -- 13%

Application
software -- 12%

Semiconductor
equipment -- 7%

Internet software &
services -- 6%

Wireless
telecommunication
services -- 5%

Computer storage &
peripherals -- 4%

Data processing
& outsourced
services -- 2%

Telecommunications
equipment -- 2%

Internet retail -- 2%

Computer
& electronics
retail -- 2%

provider of cellular handset integrated circuit solutions. The company’s stock outperformed due to strong end-market demand, driven by robust world-wide sales of cell phones, which resulted in better-than-expected financial performance for the company. We also were well served by our stake in storage device maker Western Digital, which posted strong earnings and profit gains. We sold our stake in Western Digital in March when the stock reached our price target, a strategy that benefited our performance because the stock has struggled since that time.

Laggards

Among the laggards for the period was IBM, the large-cap technology and information technology services bellwether. IBM’s stock price first wilted in response to disappointing earnings on diminished technology expectations and later dropped precipitously on a negative surprise in its services business. We maintained our holdings in IBM because the company, which we view as the world’s best provider of information technology services, took immediate steps to solve what we saw as the company’s temporary problems. Since bottoming in late April, the stock has rebounded as earnings reports confirm the company is back on track. Another disappointment was Tekelec, a leading provider of telecommunications signaling and internet protocol networking equipment. Tekelec declined substantially in the final months, stemming mostly from concerns about the company’s long-term stability in light of abrupt changes in management. However, we maintained our holdings in the company because we believe in its long-term

4

prospects, especially given its recent track record of strong growth and sustainable profitability.

Outlook

Overall, we’re bullish on the outlook for technology stocks in the coming year. From a macroeconomic standpoint, we believe we’re in the late stages of interest rate hikes, whichshould bode well for stocks overall.  Furthermore, we’re on the cusp of an important product cycle that could drive better demand for tech products and services. The introduction of Microsoft’s Vista, an updated version of its Windows operating system, is likely to prompt consumers and businesses alike to make all types of software and hardware upgrades. The debut of Vista, coupled with strong adoption of various consumer digital technologies such as new gaming software and high definition television, should provide the underpinnings for good performance for a number of tech stocks.

“Overall, we’re bullish on the outlook for technology stocks in the coming year.”

We also believe that several longer-term secular trends will continue to favor the tech-stock group, including the rapidly expanding need for data storage, the move toward Voice over Internet Protocol and the explosive growth in the use of cell phones, to name a few. Lastly, we’re hopeful that 2006 could be the year that corporations, flush with cash, finally increase their spending on technology.

This commentary reflects the views of the manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2005.

5

A LOOK AT PERFORMANCE For the period ended October 31, 2005

	Class A	Class B	Class C	Class I1
Inception date	1-13-83	1-3-94	3-1-99	3-1-01

Average annual returns with maximum sales charge (POP)
One year	–0.59%	–0.95%	3.05%	5.76%

Five years	–22.89	–22.93	–22.62	--

Ten years	–0.61	–0.66	--	--

Since inception	--	--	–9.52	–12.78

Cumulative total returns with maximum sales charge (POP)
One year	–0.59	–0.95	3.05	5.76

Five years	–72.74	–72.80	–72.26	--

Ten years	–5.90	–6.39	--	--

Since inception	--	--	–48.67	–47.19

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Class B1	Class C1	Class I2
Period beginning	10-31-95	3-1-99	3-1-01

Technology Fund	$9,361	$5,133	$5,281

Index 1	24,429	10,806	10,506

Index 2	18,882	7,434	7,773

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Russell 3000 Technology Index -- Index 2 -- is an unmanaged index of technology sector stocks in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR EXPENSES

These examples are intended to help you understand your
ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on
    purchases or redemptions (varies by share class), minimum
   account fee charge, etc.
▪ Ongoing operating expenses including management
   fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,079.90	$10.15
Class B	1,076.90	13.89
Class C	1,076.90	13.84
Class I	1,085.80	5.02

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,015.44	$9.84
Class B	1,011.83	13.46
Class C	1,011.88	13.41
Class I	1,020.39	4.87

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.94%, 2.65%, 2.64% and 0.96% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS Securities owned by the Fund on October 31, 2005

This schedule is divided into five main categories: bonds, common stocks, preferred stocks, warrants and short-term investments. The bonds, common and preferred stocks and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 0.02%					$56,084
(Cost $504,598)
Air Freight & Logistics 0.00%					0

Piedmont Aviation, Inc.,
Equip Tr Cert 1988 Ser F (B)(G)(H)	10.350%	03-28-09	D	$500	0
IT Consulting & Other Services 0.02%					56,084

Gomez, Inc.,
Sr Sec Note (G)(K)	10.000	11-08-06	CC	56	56,084

Issuer				Shares	Value

Common stocks 98.87%					$296,390,554
(Cost $247,238,790)
Application Software 11.76%					35,253,726

Cadence Design Systems, Inc. (I)(L)				974,300	15,569,314

Commercialware, Inc. (K)				1,000	3,300

Epicor Software Corp. (I)				216,100	2,653,708

Hyperion Solutions Corp. (I)(L)				136,250	6,589,050

Intuit, Inc. (I)(L)				83,600	3,839,748

Parametric Technology Corp. (I)				850,900	5,539,359

Quest Software, Inc. (I)				76,150	1,059,247
Communications Equipment 17.24%					51,685,194

Cisco Systems, Inc. (I)				750,100	13,089,245

Comverse Technology, Inc. (I)				160,000	4,016,000

Lucent Technologies, Inc. (I)(L)				2,270,700	6,471,495

Motorola, Inc.				221,200	4,901,792

Newpoint Technologies, Inc. (I)(K)				160,000	40,000

Nortel Networks Corp. (Canada) (I)(L)				1,027,900	3,340,675

Primus Telecommunications Group, Inc. (I)				67,620	49,363

QUALCOMM, Inc.				193,600	7,697,536

Tekelec (I)(L)				880,400	12,079,088

See notes to financial statements.

10

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Computer & Electronics Retail 1.75%		$5,229,805

Cognos, Inc. (Canada) (I)(L)	139,350	5,229,805
Computer Hardware 13.26%		39,739,133

Business Objects S.A., American Depositary Receipt (ADR) (France) (I)(L)	353,730	12,122,327

Dell, Inc. (I)	94,650	3,017,442

Hewlett-Packard Co.	380,000	10,655,200

International Business Machines Corp.	170,300	13,944,164
Computer Storage & Peripherals 3.53%		10,588,660

EMC Corp. (I)	758,500	10,588,660
Data Processing & Outsourced Services 2.47%		7,416,507

First Data Corp.	183,350	7,416,507
Electronic Manufacturing Services 0.05%		152,586

Silicon Genesis Corp. (I)(K)	143,678	152,586
Health Care Equipment 0.02%		49,180

SerOptix (I)(K)(W)	491,800	49,180
Internet Retail 2.02%		6,058,800

eBay, Inc. (I)(L)	153,000	6,058,800
Internet Software & Services 5.59%		16,771,345

Digital Insight Corp. (I)	232,594	6,938,279

Digital River, Inc. (I)(L)	114,950	3,219,749

First Internet Bank of Indiana (K)	14,369	718,450

Yahoo!, Inc. (I)	159,450	5,894,867
IT Consulting & Other Services 0.00%		10,490

Gomez, Inc. (I)(K)	3,278	10,490
Semiconductor Equipment 6.46%		19,366,035

Applied Materials, Inc.	943,500	15,454,530

KLA-Tencor Corp. (I)(L)	84,500	3,911,505
Semiconductors 13.59%		40,737,748

Altera Corp. (I)	200,000	3,330,000

Analog Devices, Inc. (L)	100,000	3,478,000

Intel Corp.	499,200	11,731,200

Power Integrations, Inc. (I)(L)	276,550	5,837,970

Texas Instruments, Inc.	573,050	16,360,578
Systems Software 13.42%		40,216,762

Macrovision Corp. (I)(L)	584,800	11,017,632

Microsoft Corp.	446,550	11,476,335

See notes to financial statements.

11

F I N A N C I A L    S TAT E M E N T S

Issuer		Shares	Value
Systems Software (continued)

Oracle Corp. (I)		1,116,500	$14,157,220

Symantec Corp. (I)		149,500	3,565,575
Telecommunications Equipment 2.34%			7,012,188

Openwave Systems, Inc. (I)(L)		392,400	7,012,188
Wireless Telecommunication Services 5.37%			16,102,395

Crown Castle International Corp. (I)(L)		270,000	6,620,400

Globecomm Systems, Inc. (I)(K)		200,000	1,462,000

Nokia Corp., (ADR) (Finland)		476,813	8,019,995

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 0.10%			$300,000
(Cost $1,166,667)
Health Care Equipment 0.10%			300,000

SerOptix, Ser A (G)(I)(K)(W)	CC–	500,000	150,000

SerOptix, Ser B (G)(I)(K)(W)	CC–	500,000	150,000

Issuer		Shares	Value

Warrants 0.06%			$181,000
(Cost $0)
Wireless Telecommunication Services 0.06%			181,000

Globecomm Systems, Inc. (I)(K)		100,000	181,000

Issuer		Shares	Value

Short-term investments 31.09%			$93,195,064
(Cost $93,195,064)
Cash Equivalents 31.09%			93,195,064

AIM Cash Investment Trust (T)		93,195,064	93,195,064

Total investments 130.14%			$390,122,702

Other assets and liabilities, net (30.14%)			($90,349,772)

Total net assets 100.00%			$299,772,930

See notes to financial statements.

12

F I N A N C I A L    S TAT E M E N T S

Notes to Schedule of Investments

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund’s by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is as follows:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund’s	Value as of
Issuer, description	date	cost	net assets	October 31, 2005

Commercialware, Inc.
common stock	08-06-99	$1,000,000	0.00%	$3,300

First Internet Bank of Indiana
common stock	02-07-00	999,939	0.24	718,450

Globecomm Systems, Inc.
common stock	12-31-03	900,000	0.49	1,462,000
warrant	12-31-03	0	0.06	181,000

Gomez, Inc.
bond	07-23-01	56,084	0.02	56,084
common stock	09-10-02	2,177,612	0.00	10,490

Newpoint Technologies, Inc.
common stock	03-24-98	480,000	0.01	40,000

SerOptix
common stock	01-12-98	50	0.02	49,180
preferred stock, Ser A	01-12-98	500,000	0.05	150,000
preferred stock, Ser B	04-05-00	666,667	0.05	150,000

Silicon Genesis Corp.
common stock	09-05-00	2,999,997	0.05	152,586

Total			0.99%	$2,973,090

(L) All or a portion of this security is on loan as of October 31, 2005.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

13

F I N A N C I A L    S TAT E M E N T S

ASSETS AND
LIABILITIES

October 31, 2005

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value including $91,373,224
of securities loaned
Unaffiliated issuers (cost $342,105,069)	$390,072,892
Affiliated issuers (cost $50)	49,810
Receivable for investments sold	4,852,715
Receivable for shares sold	43,589
Dividends and interest receivable	41,192
Other assets	73,053
Total assets	395,133,251

Liabilities
Due to custodian	319,538
Payable for shares repurchased	1,195,130
Payable upon return of securities loaned	93,195,064
Payable to affiliates
Management fees	203,965
Distribution and service fees	22,560
Other	224,711
Other payables and accrued expenses	199,353
Total liabilities	95,360,321

Net assets
Capital paid-in	1,507,139,994
Accumulated net realized loss on investments	(1,255,312,726)
Net unrealized appreciation of investments	48,017,583
Accumulated net investment loss	(71,921)
Net assets	$299,772,930

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($192,220,573 ÷ 56,789,282 shares)	$3.38
Class B ($93,577,795 ÷ 30,370,145 shares)	$3.08
Class C ($13,965,081 ÷ 4,530,423 shares)	$3.08
Class I ($9,481 ÷ 2,581 shares)	$3.67

Maximum offering price per share
Class A1 ($3.38 ÷ 95%)	$3.56

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

14

F I N A N C I A L    S TAT E M E N T S

OPERATIONS

For the year ended
October 31, 2005

This Statement
of Operations
summarizes the
Fund’s investment
income earned
and expenses
incurred in
operating the Fund.
It also shows net
gains (losses) for
the period stated.

Investment income
Dividends (net of foreign withholding taxes of $30,352)	$2,628,088
Securities lending	216,416
Interest	166,857
Total investment income	3,011,361

Expenses
Investment management fees	2,710,432
Class A distribution and service fees	636,299
Class B distribution and service fees	1,195,386
Class C distribution and service fees	164,098
Class A, B and C transfer agent fees	2,563,908
Class I transfer agent fee	5
Printing	191,746
Accounting and legal services fees	80,012
Custodian fees	64,387
Professional fees	49,937
Trustees’ fees	24,095
Miscellaneous	23,306
Securities lending fees	10,420
Compliance fees	7,057
Interest	1,921
Registration and filing fees	1,717
Total expenses	7,724,726
Less expense reductions	(164,643)
Net expenses	7,560,083
Net investment loss	(4,548,722)

Realized and unrealized gain
Net realized gain on investments	7,414,298
Change in net unrealized appreciation
(depreciation) of investments	15,330,632
Net realized and unrealized gain	22,744,930
Increase in net assets from operations	$18,196,208

See notes to financial statements.

15

F I N A N C I A L    S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Year
	ended	ended
	10-31-04	10-31-05

Increase (decrease) in net assets
From operations
Net investment loss	($9,210,960)	($4,548,722)
Net realized gain (loss)	(86,800,718)	7,414,298
Change in net unrealized
appreciation (depreciation)	12,995,410	15,330,632
Increase (decrease) in net assets
resulting from operations	(83,016,268)	18,196,208
From Fund share transactions	(68,959,686)	(102,977,959)

Net assets
Beginning of period	536,530,635	384,554,681
End of period[1]	$384,554,681	$299,772,930

1 Includes accumulated net investment loss of $69,974 and $71,921, respectively.

See notes to financial statements.

16

F I N A N C I A L   H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01[1]	10-31-02[1]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$12.02	$4.20	$2.40	$3.85	$3.23
Net investment loss[2]	(0.07)	(0.06)	(0.06)	(0.06)	(0.04)
Net realized and unrealized
gain (loss) on investments	(7.53)	(1.74)	1.51	(0.56)	0.19
Total from
investment operations	(7.60)	(1.80)	1.45	(0.62)	0.15
Less distributions
From net realized gain	(0.22)	--	--	--	--
Net asset value, end of period	$4.20	$2.40	$3.85	$3.23	$3.38
Total return[3] (%)	(64.35)	(42.86)	60.42[4]	(16.10)[4]	4.64[4]

Ratios and supplemental data
Net assets, end of period
(in millions)	$343	$175	$284	$224	$192
Ratio of expenses
to average net assets (%)	1.52	1.98	2.38	1.90	1.90
Ratio of adjusted expenses
to average net assets[5] (%)	--	--	2.39	1.92	1.95
Ratio of net investment loss
to average net assets (%)	(0.97)	(1.63)	(2.09)	(1.68)	(1.05)
Portfolio turnover (%)	47	28	42	34	66

See notes to
financial statements.

17

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01[1]	10-31-02[1]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$11.34	$3.93	$2.23	$3.55	$2.96
Net investment loss[2]	(0.11)	(0.08)	(0.08)	(0.08)	(0.05)
Net realized and unrealized
gain (loss) on investments	(7.08)	(1.62)	1.40	(0.51)	0.17
Total from
investment operations	(7.19)	(1.70)	1.32	(0.59)	0.12
Less distributions
From net realized gain	(0.22)	--	--	--	--
Net asset value, end of period	$3.93	$2.23	$3.55	$2.96	$3.08
Total return[3] (%)	(64.60)	(43.26)	59.19[4]	(16.62)[4]	4.05[4]

Ratios and supplemental data
Net assets, end of period
(in millions)	$372	$162	$226	$143	$94
Ratio of expenses
to average net assets (%)	2.19	2.66	3.09	2.59	2.60
Ratio of adjusted expenses
to average net assets[5] (%)	--	--	3.10	2.61	2.65
Ratio of net investment loss
to average net assets (%)	(1.63)	(2.30)	(2.79)	(2.34)	(1.70)
Portfolio turnover (%)	47	28	42	34	66

See notes to financial statements.

18

F I N A N C I A L    H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01[1]	10-31-02[1]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$11.34	$3.93	$2.23	$3.55	$2.96
Net investment loss[2]	(0.11)	(0.08)	(0.08)	(0.08)	(0.05)
Net realized and unrealized
gain (loss) on investments	(7.08)	(1.62)	1.40	(0.51)	0.17
Total from
investment operations	(7.19)	(1.70)	1.32	(0.59)	0.12
Less distributions
From net realized gain	(0.22)	--	--	--	--
Net asset value, end of period	$3.93	$2.23	$3.55	$2.96	$3.08
Total return[3] (%)	(64.60)	(43.26)	59.19[4]	(16.62)[4]	4.05[4]

Ratios and supplemental data
Net assets, end of period
(in millions)	$36	$17	$27	$18	$14
Ratio of expenses
to average net assets (%)	2.22	2.68	3.08	2.59	2.60
Ratio of adjusted expenses
to average net assets[5] (%)	--	--	3.09	2.61	2.65
Ratio of net investment loss
to average net assets (%)	(1.67)	(2.32)	(2.79)	(2.35)	(1.74)
Portfolio turnover (%)	47	28	42	34	66

See notes to financial statements.

19

F I N A N C I A L    H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-01[1,6]	10-31-02[1]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$6.95	$4.23	$2.44	$4.10	$3.47
Net investment loss[2]	(0.02)	(0.02)	(0.02)	(0.03)	(0.01)
Net realized and unrealized
gain (loss) on investments	(2.70)	(1.77)	1.68	(0.60)	0.21
Total from
investment operations	(2.72)	(1.79)	1.66	(0.63)	0.20
Net asset value, end of period	$4.23	$2.44	$4.10	$3.47	$3.67
Total return[3] (%)	(39.14)[7]	(43.32)	68.03[4]	(15.37)	5.76

Ratios and supplemental data
Net assets, end of period
(in millions)	$3	$2	--[8]	--[8]	--[8]
Ratio of expenses
to average net assets (%)	0.87[9]	0.90	0.94	0.95	0.96
Ratio of adjusted expenses
to average net assets[5] (%)	--	--	0.95	--	--
Ratio of net investment loss
to average net assets (%)	(0.50)[9]	(0.54)	(0.65)	(0.74)	(0.16)
Portfolio turnover (%)	47	28	42	34	66

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Class I shares began operations on 3-1-01.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

See notes to financial statements.

20

NOTES TO STATEMENTS

Note A
Accounting policies

John Hancock Technology Fund (the “Fund”) is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees.

Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the

21

fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2005.

Options

The Fund may enter into option contracts. Equity options will generally be valued at the last quoted sales price on the exchange on which they are primarily traded. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or “notional”) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if coun-terparties do not perform under the contract’s terms (“credit risk”) or if the Fund is unable to offset a contract with a counterparty on a timely basis (“liquidity risk”). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

The fund had no outstanding written options on October 31, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities

22

Written options for the year ended October 31, 2005, were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	--	--
Options written	400	$ 33,399
Options exercised	(400)	(33,399)
Outstanding, end of period	--	--

with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2005, the Fund loaned securities having a market value of $91,373,224 collateralized by cash in the amount of $93,195,064. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,255,258,248 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $567,819,769, October 31, 2010 --$411,487,210, October 31, 2011 -- $189,151,147 and October 31, 2012 -- $86,800,122.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals or writing off interest, or dividends receivable, when the collection of income has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date.

There were no distributions during the years ended October 31, 2004 and October 31, 2005.  Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2005 there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of

23

assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee
and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $100,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $700,000,000 and (c) 0.70% of the Fund’s average daily net asset value value in excess of $800,000,000. The Adviser had a subadvisory agreement with American Fund Advisors, Inc. The sub-advisory agreement was terminated as of March 18, 2005. The Fund was not responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2005, JH Funds received net up-front sales charges of $150,656 with regard to sales of Class A shares. Of this amount, $16,381 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $102,385 was paid as sales commissions to unrelated broker-dealers and $31,890 paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2005, CDSCs received by JH Funds amounted to $379,338 for Class B shares and $5,171 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual

24

rate of 0.05% of Class I average daily net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $164,643 for the year ended October 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $80,012. The Fund also paid the Adviser the amount of $947 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 2,571 Class I shares of bene-ficial interest of the Fund on October 31, 2005.

Mr. James R. Boyle is an offi-cer of certain affiliates of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

25

Note C Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-04		Year ended 10-31-05
	Shares	Amount	Shares	Amount

Class A shares
Sold	19,963,250	$72,620,887	10,750,568	$36,497,101
Repurchased	(24,424,674)	(87,183,294)	(23,275,176)	(79,257,616)
Net decrease	(4,461,424)	($14,562,407)	(12,524,608)	($42,760,515)

Class B shares
Sold	8,207,346	$26,024,272	2,366,849	$7,355,551
Repurchased	(23,690,411)	(76,089,557)	(20,189,335)	(62,720,779)
Net decrease	(15,483,065)	($50,065,285)	(17,822,486)	($55,365,228)

Class C shares
Sold	1,136,863	$3,782,333	604,813	$1,879,100
Repurchased	(2,504,970)	(8,114,327)	(2,166,875)	(6,731,355)
Net decrease	(1,368,107)	($4,331,994)	(1,562,062)	($4,852,255)

Class I shares
Sold	--	--	11	$39
Net increase	--	--	11	$39

Net decrease	(21,312,596)	($68,959,686)	(31,909,145)	($102,977,959)

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2005, aggregated $225,423,426 and $318,872,374, respectively.

The cost of investments owned on October 31, 2005, including short-term investments, for federal income tax purposes, was $342,194,280. Gross unrealized appreciation and depreciation of investments aggregated $64,676,220 and $16,747,798, respectively, resulting in net unrealized appreciation of $47,928,422. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and return of capital adjustments.

Note E
Reclassification
of accounts

During the year ended October 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $7,609, a decrease in accumulated net investment loss of $4,546,775 and a decrease in capital paid-in of $4,554,384. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for net operating losses, deferred compensation and return of capital adjustment. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

26

Note F
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended October 31, 2005, is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain	income	value

SerOptix
bought: none, sold: none	1,491,800	1,491,800	--	--	$349,810

Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 95,795,764 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

		W I T H H E L D
	F O R	A U T H O R I T Y

James F. Carlin	93,325,907	2,469,857
Richard P. Chapman, Jr.	93,215,017	2,580,747
William H. Cunningham	93,295,720	2,500,044
Ronald R. Dion	93,357,783	2,437,981
Charles L. Ladner	93,227,363	2,568,401
Dr. John A. Moore	93,245,490	2,550,274
Patti McGill Peterson	93,296,056	2,499,708
Steven R. Pruchansky	93,347,228	2,448,536
James A. Shepherdson*	93,319,481	2,476,283

* Mr. James A. Shepherdson resigned effective July 15, 2005.

Change in
independent auditor
(unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund’s Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended October 31, 2006. During the two most recent fiscal years, Deloitte & Touche LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports quali-fied as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

27

AUDITORS’ REPORT Report of Deloitte & Touche LLP, Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Series Trust and Shareholders of John Hancock Technology Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Technology Fund (the “Fund”), as of October 31, 2005, and the related statement of operations for the year then ended, and the statement of changes in net assets for the years ended October 31, 2004 and 2005 and the financial highlights for each of the years in the three-year period ended October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended October 31, 2002, were audited by other auditors whose report dated December 11, 2002, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over finan-cial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2005, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP Boston, Massachusetts December 9, 2005

28

TAX INFORMATION Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2005.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

29

Board Consideration
of and Continuation
of Investment
Advisory Agreement:
John Hancock
Technology Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Series Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Technology Fund (the “Fund”). The Board noted that prior to March 19, 2005, American Fund Advisors, Inc. (“AFA”) acted as subadviser to the Fund. The investment subadvisory agreement with AFA was terminated by the Board effective as of the close of business on March 18, 2005.

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality
of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

The Board gave favorable consideration to the signifi-cant changes in investment personnel and processes designed to provide quality services to the Fund. Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment

30

advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was below the median and average performance of its Universe and the performance of its benchmark indexes, the Lipper Science & Technology Funds Index and the Russell 3000 Technology Index, for the time periods under review. The Adviser discussed with the Board factors that contributed to the Fund’s under-performance and described changes in investment personnel and processes which have been and are being implemented with the objective of improving performance. The Board evaluated the actions that had been taken and intends to continue to monitor the Fund’s performance trends to assess the effectiveness of these changes and whether other remedial changes are warranted.

Investment advisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was higher than the Peer Group’s and Universe’s median total operating expense ratio. It also noted that the most significant contributor to such difference was the Fund’s transfer agency expense, which the transfer agent has taken steps to reduce.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the plans to reduce the Fund’s overall fees and expenses and plans for improving the Fund’s performance supported the re-approval of the Advisory Agreements.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund,

31

including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and
broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

32

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	1998	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	1992	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	1994	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet

33

Independent Trustees (continued)
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	1994	143
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank – Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	1991	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	2005	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1991	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

34

Non-Independent Trustee[3]
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees
Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952		1991
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947		2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments –
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments – Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955		2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

35

Notes to Trustees and Officers pages

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Wilmer Cutler Pickering
601 Congress Street	One Wall Street	Hale and Dorr LLP
Boston, MA 02210-2805	New York, NY 10286	60 State Street
Boston, MA 02109-1803
Principal distributor	Transfer agent
John Hancock Funds, LLC	John Hancock Signature	Independent registered
601 Congress Street	Services, Inc.	public accounting firm
Boston, MA 02210-2805	1 John Hancock Way,	Deloitte & Touche LLP
	Suite 1000	200 Berkeley Street
	Boston, MA 02217-1000	Boston, MA 02116-5022

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

37

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Technology Fund.

8300A 10/05 12/05

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for “heightened preclearance” with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $130,100 for the fiscal year ended October 31, 2004 (broken out as follows: John Hancock Focused Equity Fund - $17,750, John Hancock Mid Cap Equity Fund - $8,250, John Hancock Multi Cap Growth Fund - $8,250, John Hancock Real Estate Fund - $14,450, John Hancock Small Cap Growth Fund - $40,700 and John Hancock Technology Fund - $40,700) and $137,000 for the fiscal year ended October 31, 2005 (broken out as follows: John Hancock Focused Equity Fund - $18,500, John Hancock Mid Cap Equity Fund - $9,000, John Hancock Multi Cap Growth Fund - $9,000, John Hancock Real Estate Fund - $15,000, John Hancock Small Cap Growth Fund - $42,750 and John Hancock Technology Fund - $42,750). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended October 31, 2004 and fiscal year ended October 31, 2005 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $13,500 for the fiscal year ended October 31, 2004 (broken out as follows: John Hancock Focused Equity Fund - $2,250,

John Hancock Mid Cap Equity Fund - $2,250, John Hancock Multi Cap Growth Fund - $2,250, John Hancock Real Estate Fund - $2,250, John Hancock Small Cap Growth Fund - $2,250 and John Hancock Technology Fund - $2,250) and $14,300 for the fiscal year ended October 31, 2005 (broken out as follows: John Hancock Focused Equity Fund - $2,400, John Hancock Mid Cap Equity Fund - $2,350, John Hancock Multi Cap Growth Fund - $2,350, John Hancock Real Estate Fund - $2,400, John Hancock Small Cap Growth Fund - $2,400 and John Hancock Technology Fund - $2,400). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended October 31, 2004 and fiscal year ended October 31, 2005 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended October 31, 2004 and October 31, 2005 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant’s principal accountant, for the fiscal year ended October 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $67,512 for the fiscal year ended October 31, 2004 and $xx,xxx for the fiscal year ended October 31, 2005.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman Richard P. Chapman, Jr. Charles L. Ladner Patti McGill Peterson ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter" and “John Hancock Funds - Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and “John Hancock Funds - Governance Committee Charter”.

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: December 21, 2005

By: /s/ John G. Vrysen
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John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: December 21, 2005